[LOGO]

Star Funds

MONEY
MARKET FUNDS


ANNUAL
REPORT


DATED NOVEMBER 30, 1996


STAR TAX-FREE MONEY MARKET FUND

STAR TREASURY FUND







PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Star Money Market Funds: Star Tax-Free Money Market Fund and the Star Treasury Fund. The Report covers activity over the
12-month period from December 1, 1995, through November 30, 1996.

First, you will find an interview with your fund's portfolio manager about the interest rate environment during the period, fund yields and strategy. Next is a list of fund holdings and the financial statements.

Each fund is a practical way to put your ready cash to work pursuing daily income, while giving you the additional advantages of easy access to your money and relative stability.* The following are each fund's highlights during the 12 months covered by this report:

STAR TAX-FREE MONEY MARKET FUND

On behalf of its tax-sensitive shareholders, the fund's portfolio was diversified in high-quality money market securities issued by municipalities across 22 states. The fund paid tax-free dividends of $0.03 per share during the 12-month period.** The fund's assets stood at $153.2 million at the end of the period.

STAR TREASURY FUND

The fund's extremely conservative portfolio of U.S. Treasury money market securities paid dividends of $0.05 per share during the 12-month period. The fund's assets continued to soar, increasing from $654.9 million on the first day of the period to reach $829.2 million on the last day of the period.

Thank you for keeping your ready cash at work through the Star Money Market Funds. As we begin a new year, we look forward to keeping you up-to-date on your investment progress through the highest level of service possible.

Sincerely,

Edward C. Gonzales
President
January 15, 1997

 *Although money market mutual funds pursue a stable $1.00 net asset value, there is no guarantee that a stable net asset value will be maintained. Investments in money market mutual funds are neither insured nor guaranteed by the U.S. government.
**Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEWS
--------------------------------------------------------------------------------

STAR TAX-FREE MONEY MARKET FUND
Q
     Short term interest rates bounced back and forth during the period. Can you comment?

A
     As noted, short-term interest rates were volatile during the fiscal year. Most of the periods of extreme volatility were caused by speculation about possible action by the Federal Open Market Committee. The general trend of rates, however, was lower. Many money market funds responded to this trend by buying securities with longer maturities, which extended the average maturities of those funds.
Q
     How did the Star Tax-Free Money Market Fund respond?

A
     Our outlook for short-term interest rates was relatively neutral throughout the period. We responded to short-rate volatility during the past fiscal year by keeping the fund's average maturity close to that of the average of its peer group, as reported by IBC Money Market Insight.* Consequently, the yield of the fund remained within a few basis points of the peer average. The twelve-month yield for the year ended November 30, 1996, was 2.95%, compared to 3.01% for the IBC Money Market Insight.** Also, the yield volatility of the fund was less than some of its competitors because we chose not to aggressively extend the fund's average maturity past that benchmark.

Q
     Contrary to expectation, the Federal Reserve Board (the "Fed") took no action on interest rates late in the year. What is your outlook for short-term tax-free rates in 1997?
A
     The lower interest rates during 1995 provided a much needed stimulus to the economy which responded strongly in the first half of 1996. By mid-year, perceptions had swayed from anticipation of recession to fears of an economy accelerating too quickly. Treasury yields reached their peak in July as many economists were calling for the Fed to increase interest rates to hold-off inflation fears. Throughout this period, our outlook was neutral. With the aid of a longer-term outlook and proprietary models, the fund was spared any damage caused by wide swings in perception and interest rates.

Our 1997 economic outlook calls for slower growth and contained inflationary pressures. Leading indicators of inflation show encouraging signs that inflation rates remain stable. The National Association of Purchasing Managers price index, industrial prices, agricultural prices, value of the dollar, and monetary aggregates have all shown little change over the past twelve months. Additionally, the favorable Employment Cost Index figures for the third quarter at 0.6% and 2.8% over the past year, better than economists expectations. Thus, we believe the Fed will leave monetary policy unchanged for the foreseeable future with the Federal funds rate remaining at 5.25%.

Q
     Do you anticipate making any changes to the fund's average maturity based on your outlook?

A
     We intend to maintain the strategy of keeping the average maturity close to that of its benchmark. We will, however, extend or shorten the fund's average maturity to take advantage of temporary opportunities in the market as those opportunities present themselves.

 * IBC Money Market Insight figures represent the average of the yields reported by all of the mutual funds designated by IBC Financial Data, Inc. as falling into the respective categories indicated.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.



STAR TREASURY FUND

Q
     Short term interest rates bounced back and forth during the period. Can you comment?

A
     As noted, short-term interest rates were volatile during the fiscal year. Most of the periods of extreme volatility were caused by speculation about possible action by the Federal Open Market Committee. The general trend of rates, however, was lower. Many money market funds responded to this trend by buying securities with longer maturities, which extended the average maturities of those funds.
Q
     How did the Star Treasury Fund's yield respond?

A
     Our outlook for short-term interest rates was relatively neutral throughout the period. We responded to short-rate volatility during the past fiscal year by keeping the fund's average maturity close to that of the average of its peer group, as reported by IBC Money Market Insight. Consequently, the yield of the fund remained within a few basis points of the peer average. The twelve-month yield for the year ended November 30, 1996, was 4.83%, compared to 4.84% for the IBC Money Market Insight.** Also, the yield volatility of the fund was less than some of its competitors because we chose not to aggressively extend the fund's average maturity past that benchmark.

Q
     Contrary to expectation, the Federal Reserve Board (the "Fed") took no action on interest rates late in the year. What is your outlook for short-term rates in 1997?
A
     The lower interest rates during 1995 provided a much needed stimulus to the economy which responded strongly in the first half of 1996. By mid-year, perceptions had swayed from anticipation of recession to fears of an economy accelerating too quickly. Treasury yields reached their peak in July as many economists were calling for the Fed to increase interest rates to hold-off inflation fears. Throughout this period, our outlook was neutral. With the aid of a longer-term outlook and proprietary models, the fund was spared any damage caused by wide swings in perception and interest rates.

Our 1997 economic outlook calls for slower growth and contained inflationary pressures. Leading indicators of inflation show encouraging signs that inflation rates remain stable. The National Association of Purchasing Managers price index, industrial prices, agricultural prices, value of the dollar, and monetary aggregates have all shown little change over the past twelve months. Additionally, the favorable Employment Cost Index figures for the third quarter at 0.6% and 2.8% over the past year, better than economists expectations. Thus, we believe the Fed will leave monetary policy unchanged for the foreseeable future with the Federal funds rate remaining at 5.25%.

Q
     Are you maintaining a neutral average maturity based on your outlook?

A
     We intend to maintain the strategy of keeping the average maturity close to that of its benchmark. We will, however, extend or shorten the fund's average maturity to take advantage of temporary opportunities in the market as those opportunities present themselves.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.



STAR TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--99.2%
-------------------------------------------------------------------------------
              ALABAMA--0.8%
              -----------------------------------------------------------------
$  1,200,000  Montgomery, AL BMC Special Care Facilities Finance Authority,
              Refunding Revenue Bonds (Series G) Weekly VRDNs (VHA Alabama,
              Inc.)/(AMBAC INS)                                                  -/A1              $    1,200,000
              -----------------------------------------------------------------                    --------------
              COLORADO--2.0%
              -----------------------------------------------------------------
   3,000,000  Smith Creek Metropolitan District of Colorado, Revenue Bonds
              Weekly VRDNs (Nationsbank, Fort Worth LOC)                         -/A1                   3,000,000
              -----------------------------------------------------------------                    --------------
              FLORIDA--1.3%
              -----------------------------------------------------------------
   2,000,000  Escambia County, FL, Refunding Revenue Bonds Weekly VRDNs (Pacer
              Industries, Inc.)/(Trust Co. Bank LOC)                             Aa3/-                  2,000,000
              -----------------------------------------------------------------                    --------------
              GEORGIA--2.1%
              -----------------------------------------------------------------
   2,150,000  Fulton County, GA Development Authority, Revenue Bonds Weekly
              VRDNs (Georgia Tech Athletic Association, Inc.)/(Trust Co. Bank
              LOC)                                                               Aa3/-                  2,150,000
              -----------------------------------------------------------------
   1,000,000  Fulton County, GA Development Authority, Revenue Bonds Weekly
              VRDNs (Robert W. Woodruff Arts Center)/(SunTrust Bank, Atlanta
              LOC)                                                               Aa3/-                  1,000,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                     3,150,000
              -----------------------------------------------------------------                    --------------
              ILLINOIS--19.9%
              -----------------------------------------------------------------
   2,400,000  Cook County, IL, Refunding Revenue Bonds Weekly VRDNs (Catholic
              Charities Housing Development Corp)/(National Westminster Bank,
              PLC, London LOC)                                                   VMIG1/-                2,400,000
              -----------------------------------------------------------------
   1,055,000  Illinois Development Finance Authority, Revenue Bonds Weekly
              VRDNs (Lake Forest Academy)/ (Northern Trust Corp. LOC)            A1+                    1,055,000
              -----------------------------------------------------------------
   2,000,000  Illinois Development Finance Authority, Revenue Bonds Weekly
              VRDNs (Roosevelt University)/ (American National Bank, Chicago
              LOC)                                                               -/A1+                  2,000,000
              -----------------------------------------------------------------
   3,000,000  Illinois Development Finance Authority, Revenue Bonds Weekly
              VRDNs (St. Ignatius College)/(Northern Trust Corp. LOC)            -/A1+                  3,000,000
              -----------------------------------------------------------------
   1,500,000  Illinois Development Finance Authority, Series A Weekly VRDNs
              (Presbyterian Home Lake)/(Lasalle National Bank, Chicago LOC)      VMIG1/A1+              1,500,000
              -----------------------------------------------------------------
   2,500,000  Illinois Educational Facilities Authority, Refunding Revenue
              Bonds Weekly VRDNs (Newberry Library Project)/(Northern Trust
              Corp. LOC)                                                         VMIG1/-                2,500,000
              -----------------------------------------------------------------
   1,500,000  Illinois Health Facilities Authority, Revenue Bonds (Series A)
              Weekly VRDNs (Evangelical Hospitals Corp.)/(First National Bank
              of Chicago LOC)                                                    VMIG1/-                1,500,000
              -----------------------------------------------------------------



STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              ILLINOIS--CONTINUED
              -----------------------------------------------------------------
$  4,000,000  Illinois Health Facilities Authority, Revenue Bonds (Series C),
              3.60% TOBs (Victory Health Project)/(First National Bank of
              Chicago LOC) 12/5/1996                                             VMIG1/-           $    4,000,000
              -----------------------------------------------------------------
   3,000,000  Illinois Health Facilities Authority, Revenue Bonds Weekly VRDNs
              (Gottlieb Health Resources, Inc.)/ (Harris Trust & Savings Bank,
              Chicago LOC)                                                       VMIG1/-                3,000,000
              -----------------------------------------------------------------
   3,000,000  Illinois Health Facilities Authority, Revenue Bonds Weekly VRDNs
              (Gottlieb Health Resources, Inc.)/ (Harris Trust & Savings Bank,
              Chicago LOC)                                                       VMIG1/-                3,000,000
              -----------------------------------------------------------------
   4,700,000  Illinois Health Facilities Authority, Revenue Bonds Weekly VRDNs
              (West Suburban Hospital Medical Center)/(First National Bank of
              Chicago LOC)                                                       VMIG1/-                4,700,000
              -----------------------------------------------------------------
   1,530,000  Schaumburg, IL, IDR Refunding Bonds Weekly VRDNs (La Quita Motor
              Inns)/(Nationsbank, Fort Worth LOC)                                Aa3/-                  1,530,000
              -----------------------------------------------------------------
     300,000  Springfield, IL , Community Improvement Refunding Revenue Bonds
              Weekly VRDNs (Kent Family Project)/ (PNC Bank, N.A. LOC)           A1/-                     300,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                    30,485,000
              -----------------------------------------------------------------                    --------------
              INDIANA--8.0%
              -----------------------------------------------------------------
   2,000,000  Indiana Bond Bank, Advance Funding Program Notes (Series 1996
              A-2), 4.25% BANs, 1/9/1997                                         MIG1/SP1+              2,001,549
              -----------------------------------------------------------------
   2,000,000  Indianapolis, IN, EDRB Weekly VRDNs (Rand McNally Co.)/(First
              Union National Bank, Charlotte, N.C. LOC)                          /A1                    2,000,000
              -----------------------------------------------------------------
   3,195,000  Logansport, IN, Revenue Bonds Weekly VRDNs (MMM Invest,
              Inc.)/(Bank One, Indianapolis, IN LOC)                             NR(B)                  3,195,000
              -----------------------------------------------------------------
   2,000,000  Purdue University, IN, Revenue Bonds (Series K) Weekly VRDNs
              (Purdue University, IN LOC)                                        VMIG1/A1+              2,000,000
              -----------------------------------------------------------------
   3,000,000  Purdue University, IN, Student Fees Revenue Bonds (Series H)
              Weekly VRDNs                                                       VMIG1/A1+              3,000,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                    12,196,549
              -----------------------------------------------------------------                    --------------
              KENTUCKY--4.3%
              -----------------------------------------------------------------
   1,000,000  Boone County, KY, IDRB (Series 1994A) Weekly VRDNs (Square D.
              Co.)/(Societe Generale, Paris LOC)                                 -/A1+                  1,000,000
              -----------------------------------------------------------------
   4,000,000  Fulton, KY, Revenue Bonds Weekly VRDNs (Community Health System
              of Kentucky)/(First Union National Bank, Charlotte, N.C. LOC)      VMIG1/-                4,000,000
              -----------------------------------------------------------------
   1,600,000  Louisville, KY, Refunding Bonds Weekly VRDNs (Two Twenty-Two
              Project)/(PNC Bank, Kentucky LOC)                                  -/A1                   1,600,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                     6,600,000
              -----------------------------------------------------------------                    --------------
              MAINE--1.0%
              -----------------------------------------------------------------
   1,500,000  Maine State, GO UT, 4.50% TANs, 6/27/1997                          MIG1/SP1+              1,505,139
              -----------------------------------------------------------------                    --------------



STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              MARYLAND--0.5%
              -----------------------------------------------------------------
$    700,000  Maryland State IDFA, (Series 1991) Weekly VRDNs (Maryland Academy
              of Sciences Facility)/(Nationsbank, N.A. LOC)                      VMIG1/-           $      700,000
              -----------------------------------------------------------------                    --------------
              MASSACHUSETTS--1.3%
              -----------------------------------------------------------------
   2,000,000  Massachusetts Bay Transit Authority, (Series C), 3.55% CP
              (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
              1/6/1997                                                           P1/A1+                 2,000,000
              -----------------------------------------------------------------                    --------------
              MICHIGAN--0.3%
              -----------------------------------------------------------------
     535,000  Lenawee County, MI EDC, Revenue Bonds Weekly VRDNs (Hardwoods of
              Michigan, Inc.)/(National City Bank, Cleveland, OH LOC)            VMIG1/-                  535,000
              -----------------------------------------------------------------                    --------------
              MISSISSIPPI--1.3%
              -----------------------------------------------------------------
   2,000,000  Forest, MS, IDR Refunding Bonds Weekly VRDNs (Sara Lee Corp.)      -/AA-                  2,000,000
              -----------------------------------------------------------------                    --------------
              MISSOURI--10.7%
              -----------------------------------------------------------------
     800,000  Independence, MO IDA, IDRB Weekly VRDNs (Shoney's Inn)/(Wachovia
              Bank of NC, NA, Winston-Salem LOC)                                 NR(B)                    800,000
              -----------------------------------------------------------------
   4,100,000  Independence, MO, Water Utility Revenue Bonds, 3.50% CP
              (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
              1/13/1997                                                          VMIG1/-                4,100,000
              -----------------------------------------------------------------
   4,000,000  Missouri State Environmental Improvement & Energy Authority,
              (Series 1985A), 3.55% CP (Union Electric Co.)/(Union Bank of
              Switzerland, Zurich LOC), Mandatory Tender 1/8/1997                P1/A1+                 4,000,000
              -----------------------------------------------------------------
   2,500,000  Missouri State Environmental Improvement & Energy Authority,
              (Series 1985A), 3.65% CP (Union Electric Co.)/(Union Bank of
              Switzerland, Zurich LOC), Mandatory Tender 12/4/1996               P1/A1+                 2,500,000
              -----------------------------------------------------------------
   4,000,000  Missouri State Environmental Improvement & Energy Authority,
              Refunding Revenue Bonds Weekly VRDNs (Kansas City Power And Light
              Co.)                                                               VMIG1/A1               4,000,000
              -----------------------------------------------------------------
   1,000,000  Missouri State HEFA, Revenue Bonds (Series C) Daily VRDNs
              (Washington University)                                            VMIG1/A1+              1,000,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                    16,400,000
              -----------------------------------------------------------------                    --------------
              NEW MEXICO--1.1%
              -----------------------------------------------------------------
   1,700,000  Belen, NM, IDR Refunding Bonds (Series 1991) Weekly VRDNs (United
              Desiccants, Inc.)/(National City Bank, Kentucky LOC)               NR(B)                  1,700,000
              -----------------------------------------------------------------                    --------------
              NORTH CAROLINA--1.0%
              -----------------------------------------------------------------
   1,500,000  North Carolina Educational Facilities Finance Agency, Revenue
              Bonds Daily VRDNs (Guilford College)/ (Wachovia Bank of NC, NA,
              Winston-Salem LOC)                                                 VMIG1/A1+              1,500,000
              -----------------------------------------------------------------                    --------------



STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              OHIO--16.6%
              -----------------------------------------------------------------
$  2,000,000  Butler County, OH, 4.25% BANs, 10/23/1997                          NR(C)             $    2,006,877
              -----------------------------------------------------------------
   1,250,000  Butler County, OH, GO LT Bonds, 4.07% BANs,
              4/24/1997                                                          NR(C)                  1,251,998
              -----------------------------------------------------------------
     490,000  Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany
              Lutheran Village)/(PNC Bank, Ohio, N.A. LOC)                       VMIG1                    490,000
              -----------------------------------------------------------------
   2,500,000  Columbus, OH Sewer System, Revenue Bonds (Series 1994) Weekly
              VRDNs                                                              VMIG1/A1+              2,500,000
              -----------------------------------------------------------------
   2,000,000  Franklin County, OH Hospital Facility Authority, Series A Weekly
              VRDNs (U.S. Health Corporation of Columbus)/(Morgan Guaranty
              Trust Co., New York LOC)                                           VMIG1/-                2,000,000
              -----------------------------------------------------------------
   2,000,000  Hamilton County, OH, (Series A), 4.00% BANs,
              4/10/1997                                                          MIG1/-                 2,003,436
              -----------------------------------------------------------------
   3,000,000  Hamilton County, OH, (Series A), 4.25% BANs,
              7/10/1997                                                          MIG1/-                 3,006,407
              -----------------------------------------------------------------
   2,000,000  Ohio School Districts, 1996 Cash Flow Borrowing Program
              Certificates of Participation, 4.53% RANs,
              6/30/1997                                                          MIG1/-                 2,005,885
              -----------------------------------------------------------------
     310,000  Ohio State IDR, Refunding Bonds Weekly VRDNs (Cincinnati
              Riverfront Coliseum, Inc.)/(PNC Bank, Ohio, N.A. LOC)              A1/-                     310,000
              -----------------------------------------------------------------
     385,000  Ohio State IDR, Refunding Bonds Weekly VRDNs (Cincinnati
              Riverfront Coliseum, Inc.)/(PNC Bank, Ohio, N.A. LOC)              A1/-                     385,000
              -----------------------------------------------------------------
     450,000  Ohio State IDR, Refunding Bonds Weekly VRDNs (Cincinnati
              Riverfront Coliseum, Inc.)/(PNC Bank, Ohio, N.A. LOC)              A1/-                     450,000
              -----------------------------------------------------------------
     485,000  Ohio State IDR, Refunding Bonds Weekly VRDNs (Cincinnati
              Riverfront Coliseum, Inc.)/(PNC Bank, Ohio, N.A. LOC)              A1/-                     485,000
              -----------------------------------------------------------------
     360,000  Ohio State IDR, Refunding Revenue Bonds Weekly VRDNs (Cincinnati
              Riverfront Coliseum, Inc.)/(PNC Bank, Ohio, N.A. LOC)              A1/-                     360,000
              -----------------------------------------------------------------
     500,000  Ohio State University, Revenue Bonds Weekly VRDNs                  VMIG1/A1+                500,000
              -----------------------------------------------------------------
     600,000  Perry Local School District, OH, UT GO Bonds, 3.75% Bonds (Bank
              One, Cleveland, N.A. LOC), 12/1/1996                               Aa2/-                    600,000
              -----------------------------------------------------------------
     400,000  University of Cincinnati, OH, (Series Q), 3.75% BANs, 3/20/1997    MIG1/SP1+                400,520
              -----------------------------------------------------------------
   2,600,000  University of Cincinnati, OH, (Series S1), 3.75% BANs, 3/20/1997   MIG1/SP1+              2,603,379
              -----------------------------------------------------------------
   4,000,000  University of Cincinnati, OH, Series T, 4.25% BANs,
              8/28/1997                                                          MIG1/SP1+              4,011,392
              -----------------------------------------------------------------                    --------------
              Total                                                                                    25,369,894
              -----------------------------------------------------------------                    --------------



STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              PENNSYLVANIA--8.2%
              -----------------------------------------------------------------
$    500,000  Allegheny County, PA HDA Daily VRDNs (Presbyterian University
              Hospital)/(MBIA Insurance Corporation INS)/(PNC Bank, Northeast,
              PA SA)                                                             VMIG1/A1          $      500,000
              -----------------------------------------------------------------
   1,145,000  Allegheny County, PA HDA, Revenue Bonds Daily VRDNs (Presbyterian
              University Hospital)/(PNC Bank, N.A. LOC)                          VMIG1/-                1,145,000
              -----------------------------------------------------------------
   4,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.65% TOBs
              (Duquesne Light Power Co.)/(Canadian Imperial Bank of Commerce,
              Toronto LOC), Optional Tender 10/30/1997                           P1/A/+                 4,000,000
              -----------------------------------------------------------------
   2,000,000  Commonwealth of Pennsylvania, 4.50% TANs,
              6/30/1997                                                          MIG1/SP1+              2,009,002
              -----------------------------------------------------------------
   1,000,000  East Penn, PA IDA, IDR Refunding Bonds Weekly VRDNs (Electronic
              Data Systems Corp.)/(Wachovia Bank of Georgia NA, Atlanta LOC)     Aa2/-                  1,000,000
              -----------------------------------------------------------------
   2,000,000  Philadelphia, PA School District, 4.50% TRANs,
              6/30/1997                                                          MIG1/SP1               2,005,566
              -----------------------------------------------------------------
   2,000,000  Temple University, Commonwealth System of Higher Education
              University Funding Obligations, 4.625% Bonds, 5/20/1997            -/SP-1+                2,008,304
              -----------------------------------------------------------------                    --------------
              Total                                                                                    12,667,872
              -----------------------------------------------------------------                    --------------
              TENNESSEE--3.0%
              -----------------------------------------------------------------
   1,000,000  Greenville, TN IDB, IDRB Weekly VRDNs (Ball Corp.)/ (Wachovia
              Bank of Georgia NA, Atlanta LOC)                                   -/A1+                  1,000,000
              -----------------------------------------------------------------
   3,720,000  Sullivan County, TN Health Educational & Housing Facilities
              Board, Revenue Bonds Weekly VRDNs (Asbury Center)/(Nationsbank,
              N.A. LOC)                                                          NR(C)                  3,720,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                     4,720,000
              -----------------------------------------------------------------                    --------------
              TEXAS--9.8%
              -----------------------------------------------------------------
   2,380,000  Bexar County, Health Facilities Development Authority Weekly
              VRDNs (Army Retirement Resources Foundation)/(Rabobank Nederland,
              Utrecht LOC)                                                       /A1+                   2,380,000
              -----------------------------------------------------------------
   5,800,000  Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
              Hospital, Harris County, TX)                                       -/A1+                  5,800,000
              -----------------------------------------------------------------
   2,500,000  Harris County, TX HFDC, (Series D) Daily VRDNs
              (St. Luke's Episcopal Hospital)                                    -/A1+                  2,500,000
              -----------------------------------------------------------------
     600,000  Lone Star, TX Airport Improvement Authority Daily VRDNs American
              Airlines (Royal Bank of Canada, Montreal LOC)                      VMIG1                    600,000
              -----------------------------------------------------------------
   1,100,000  Lone Star, TX Airport Improvement Authority Daily VRDNs American
              Airlines (Royal Bank of Canada, Montreal LOC)                      VMIG1                  1,100,000
              -----------------------------------------------------------------
     700,000  Lone Star, TX Airport Improvement Authority, Revenue Bonds
              (Series B-1) Daily VRDNs (American Airlines)/(Royal Bank of
              Canada, Montreal LOC)                                              VMIG1                    700,000
              -----------------------------------------------------------------



STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                            RATING*           VALUE
------------  -----------------------------------------------------------------  ----------------  --------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              TEXAS--CONTINUED
              -----------------------------------------------------------------
$  1,900,000  San Antonio, TX IDA Weekly VRDNs (San Antonio River Center
              Associates)/(PNC Bank, N.A. LOC)                                   A1/-              $    1,900,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                    14,980,000
              -----------------------------------------------------------------                    --------------
              VIRGINIA--2.3%
              -----------------------------------------------------------------
   1,750,000  Charlottesville, VA IDA, IDR Refunding Bonds, 3.65% TOBs
              (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory
              Tender 12/2/1996                                                   -/A1                   1,750,000
              -----------------------------------------------------------------
   1,885,000  Rockbridge County, VA IDA, IDR Bonds, 3.85% TOBs (Safeway,
              Inc.)/(Bankers Trust Co., New York LOC)
              2/3/1997                                                           -/A1                   1,885,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                     3,635,000
              -----------------------------------------------------------------                    --------------
              WISCONSIN--1.3%
              -----------------------------------------------------------------
   2,000,000  Racine County, WI School District, 4.25% TRANs,
              8/22/1997                                                          -/SP-1+                2,005,573
              -----------------------------------------------------------------                    --------------
              WYOMING--2.4%
              -----------------------------------------------------------------
   2,545,000  Douglas, WY, IDR Bonds, 3.65% TOBs (Safeway, Inc.)/ (Bankers
              Trust Co., New York LOC), Mandatory Tender 12/2/1996               -/A1                   2,545,000
              -----------------------------------------------------------------
   1,200,000  Gillette, WY, PCR, 3.45% CP (Pacificorp)/(Deutsche Bank, AG LOC),
              Mandatory Tender 12/5/1996                                         P-1/A1+                1,200,000
              -----------------------------------------------------------------                    --------------
              Total                                                                                     3,745,000
              -----------------------------------------------------------------                    --------------
              TOTAL SHORT-TERM MUNICIPALS                                                             152,095,027
              -----------------------------------------------------------------                    --------------
MUTUAL FUND SHARES--0.4%
-------------------------------------------------------------------------------
     579,129  SEI Tax Exempt Trust (at net asset value)                                                   579,128
              -----------------------------------------------------------------                    --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                                             $  152,674,155
              -----------------------------------------------------------------                    --------------


(a) Also represents cost for federal tax purposes.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($153,255,707) at November 30, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
EDC--Economic Development Commission
EDRB--Economic Development Revenue Bonds
GO--General Obligation
HDA--Hospital Development Authority
HEFA--Health and Education Facilities Authority
HFDC--Health Facility Development Corporation
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDR--Industrial Development Revenue


STAR TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

IDRB--Industrial Development Revenue Bond
IDFA--Industrial Development Finance Authority
INS--Insured
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
MMM--Money Market Municipal
PCR--Pollution Control Revenue
PLC--Public Limited Company
RANs--Revenue Anticipation Notes
SA--Support Agreement
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
UT--Unlimited Tax
VHA--Veterans Housing Administration
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STAR TAX-FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  152,674,155
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         999,607
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     153,673,762
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Income distribution payable                                                            $  339,645
-------------------------------------------------------------------------------------
Accrued expenses                                                                           78,410
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    418,055
-------------------------------------------------------------------------------------------------  --------------
Net Assets for 153,255,707 shares outstanding                                                      $  153,255,707
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$153,255,707 / 153,255,707 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


STAR TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  6,378,856
----------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    984,158
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    179,533
--------------------------------------------------------------------------------------
Custodian fees                                                                                39,658
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      34,227
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      5,347
--------------------------------------------------------------------------------------
Auditing fees                                                                                 17,107
--------------------------------------------------------------------------------------
Legal fees                                                                                     3,518
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     47,662
--------------------------------------------------------------------------------------
Shareholder services fee                                                                      72,090
--------------------------------------------------------------------------------------
Share registration costs                                                                      41,369
--------------------------------------------------------------------------------------
Printing and postage                                                                          15,566
--------------------------------------------------------------------------------------
Insurance premiums                                                                             3,581
--------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,121
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,446,937
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                         (201,332)
--------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                        1,245,605
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  5,133,251
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


STAR TAX-FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED NOVEMBER 30,
                                                                                      1996             1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $     5,133,251  $     5,121,416
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income                                              (5,133,251)      (5,121,416)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         573,340,058      512,575,789
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                     890              771
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (587,441,413)    (480,647,041)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                          (14,100,465)      31,929,519
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                       (14,100,465)      31,929,519
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                  167,356,172      135,426,653
-------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                    $   153,255,707  $   167,356,172
-------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


STAR TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED NOVEMBER 30,
                                                   1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                               0.03       0.03       0.02       0.02       0.03        0.03
-----------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net
  investment income                                  (0.03)     (0.03)     (0.02)     (0.02)     (0.03)      (0.03)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                      2.91%      3.32%      2.15%      1.91%      2.59%       2.84%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                            0.70%      0.66%      0.65%      0.65%      0.66%       0.55%*
-----------------------------------------------
  Net investment income                               2.87%      3.26%      2.12%      1.90%      2.54%       3.95%*
-----------------------------------------------
  Expense waiver/
  reimbursement (c)                                   0.11%      0.15%      0.15%      0.40%      0.40%       0.48%*
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period
  (000 omitted)                                   $153,256   $167,356   $135,427   $135,022   $144,487    $113,731
-----------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from March 15, 1991 (date of initial public investment) to November 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR TREASURY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
U.S. TREASURY--25.2%
-------------------------------------------------------------------------------------------------
$   19,000,000  U.S. Treasury Bills, 1/2/1997--6/26/1997                                           $   18,822,023
                ---------------------------------------------------------------------------------
   189,000,000  U.S. Treasury Notes, 5.50%--8.75%, 12/31/1996--12/31/1997                             190,001,276
                ---------------------------------------------------------------------------------  --------------
                TOTAL U.S. TREASURY                                                                   208,823,299
                ---------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--74.7%
-------------------------------------------------------------------------------------------------
    40,000,000  Bear, Stearns and Co., Inc., 5.55%, dated 11/29/1996, due 12/2/1996                    40,000,000
                ---------------------------------------------------------------------------------
    40,000,000  CS First Boston Corp., 5.50%, dated 11/29/1996, due 12/2/1996                          40,000,000
                ---------------------------------------------------------------------------------
    40,000,000  Dean Witter Reynolds, Inc., 5.55%, dated 11/29/1996, due 12/2/1996                     40,000,000
                ---------------------------------------------------------------------------------
   202,466,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.65%, dated
                11/29/1996, due 12/2/1996                                                             202,466,000
                ---------------------------------------------------------------------------------
    40,000,000  HSBC Securities, Inc., 5.65%, dated 11/29/1996, due 12/2/1996                          40,000,000
                ---------------------------------------------------------------------------------
    40,000,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.65%, dated 11/29/1996, due
                12/2/1996                                                                              40,000,000
                ---------------------------------------------------------------------------------
    15,000,000  Morgan Stanley Group, Inc., 5.57%, dated 11/29/1996, due 12/2/1996                     15,000,000
                ---------------------------------------------------------------------------------
   202,468,000  SBC Capital Markets, Inc., 5.50%, dated 11/29/1996, due 12/2/1996                     202,468,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                           619,934,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (AT AMORTIZED COST) (B)                                          $  828,757,299
                ---------------------------------------------------------------------------------  --------------


 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($829,259,091) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

STAR TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  619,934,000
---------------------------------------------------------------------------------
Investments in securities                                                             208,823,299
---------------------------------------------------------------------------------  --------------
Total investments in securities, at amortized cost and value                                       $  828,757,299
-------------------------------------------------------------------------------------------------
Cash                                                                                                        4,794
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       3,557,801
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                123,484
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     832,443,378
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for shares redeemed                                                                 1,925
---------------------------------------------------------------------------------
Income distribution payable                                                             3,118,265
---------------------------------------------------------------------------------
Accrued expenses                                                                           64,097
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  3,184,287
-------------------------------------------------------------------------------------------------  --------------
Net Assets for 829,259,091 shares outstanding                                                      $  829,259,091
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$829,259,091 / 829,259,091 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


STAR TREASURY FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  38,628,782
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  3,586,051
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   717,407
-------------------------------------------------------------------------------------
Custodian fees                                                                              173,933
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     45,823
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     8,962
-------------------------------------------------------------------------------------
Auditing fees                                                                                17,560
-------------------------------------------------------------------------------------
Legal fees                                                                                    5,010
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   105,490
-------------------------------------------------------------------------------------
Shareholder services fee                                                                    295,244
-------------------------------------------------------------------------------------
Share registration costs                                                                     38,507
-------------------------------------------------------------------------------------
Printing and postage                                                                         18,253
-------------------------------------------------------------------------------------
Insurance premiums                                                                            6,537
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,371
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      5,021,148
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                      $  33,607,634
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                                    1996               1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      33,607,634  $      23,555,979
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income                                            (33,607,634)       (23,555,979)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                      7,139,876,502      4,733,626,896
----------------------------------------------------------------------------
Net asset value of shares issued in connection with acquisition of Prime
Obligations Fund                                                                     --                 86,272,662
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                102,722            102,122
----------------------------------------------------------------------------
Cost of shares redeemed                                                          (6,965,683,064)    (4,523,804,720)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         174,296,160        296,196,960
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      174,296,160        296,196,960
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 654,962,931        358,765,971
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $     829,259,091  $     654,962,931
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)


STAR TREASURY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED NOVEMBER 30,
                                         1996       1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
  Net investment income                     0.05       0.05       0.03       0.03       0.03       0.06       0.07        0.05
-------------------------------------
LESS DISTRIBUTIONS
-------------------------------------
  Distributions from net investment
  income                                   (0.05)     (0.05)     (0.03)     (0.03)     (0.03)     (0.06)     (0.07)      (0.05)
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                            4.80%      5.23%      3.30%      2.56%      3.41%      5.72%      7.72%       5.36%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
  Expenses                                  0.70%      0.71%      0.70%      0.70%      0.71%      0.71%      0.73%       0.77%*
-------------------------------------
  Net investment income                     4.69%      5.14%      3.24%      2.53%      3.33%      5.51%      7.44%       8.28%*
-------------------------------------
  Expense waiver/
  reimbursement (c)                       --         --         --           0.25%      0.25%      0.10%      0.03%       0.01%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
  Net assets, end of period
  (000 omitted)                         $829,259   $654,963   $358,766   $386,020   $346,508   $307,278   $226,519    $174,062
-------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 14, 1989 (date of initial public investment) to November 30, 1989.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight diversified portfolios. The following portfolios comprise the
Trust:

                                                 PORTFOLIO NAME

Star Capital Appreciation Fund ("Capital Appreciation Fund")
Star Growth Equity Fund ("Growth Equity Fund")
Star Relative Value Fund ("Relative Value Fund")
The Stellar Fund ("Stellar Fund")
Star Strategic Income Fund ("Strategic Income Fund")
Star Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Star Treasury Fund ("Treasury Fund")
Star U.S. Government Income Fund ("U.S. Government Income Fund")

The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

                                                 PORTFOLIO NAME
Tax-Free Money Market Fund
Treasury Fund

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Tax-Free Money Market Fund seeks to provide current income exempt from federal regular income consistent with stability of principal.

Treasury Fund seeks to achieve stability of principal and current income consistent with stability of principal.

Star Funds, except Stellar Fund, are offered without class designation. Shares of Stellar Fund are offered in two classes: Investment Shares and Trust Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.


STAR FUNDS
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is each Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1996, capital paid-in for Tax-Free Money Market Fund and Treasury Fund aggregated $153,255,707 and $829,259,091, respectively. Transactions in Fund shares were as follows:

                                                                                            TAX-FREE MONEY
                                                                                             MARKET FUND
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                         1996            1995
Shares sold                                                                            573,340,058     512,575,789
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                             890             771
----------------------------------------------------------------------------------
Shares redeemed                                                                       (587,441,413)   (480,647,041)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (14,100,465)     31,929,519
----------------------------------------------------------------------------------  --------------  --------------

                                                                                          TREASURY FUND
                                                                                     YEAR ENDED NOVEMBER 30,
                                                                                      1996              1995
Shares sold                                                                        7,139,876,502     4,733,626,896
------------------------------------------------------------------------------
Shares issued in connection with acquisition of Prime Obligations Fund                 --               86,272,662
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       102,722           102,122
------------------------------------------------------------------------------
Shares redeemed                                                                   (6,965,683,064)   (4,523,804,720)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                    174,296,160       296,196,960
------------------------------------------------------------------------------  ----------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:


STAR FUNDS
--------------------------------------------------------------------------------

                                                                                                            ANNUAL
FUND NAME                                                                                                    RATE
Tax-Free Money Market Fund                                                                                      0.55%
-------------------------------------------------------------------------------------------------------
Treasury Fund                                                                                                   0.50%
-------------------------------------------------------------------------------------------------------


The Adviser may voluntarily choose to waive a portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets. The fee paid to Star Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Star Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of STAR FUNDS
(Star Tax-Free Money Market Fund and Star Treasury Fund):

We have audited the accompanying statements of assets and liabilities of Star Tax-Free Money Market Fund and Star Treasury Fund (investment portfolios of Star Funds, a Massachusetts business trust), including the schedules of portfolio investments, as of November 30, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Star Tax-Free Money Market Fund and Star Treasury Fund (investment portfolios of Star Funds) as of November 30, 1996, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 10, 1997



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Thomas L. Conlan, Jr.                                     Edward C. Gonzales
Edward C. Gonzales                                        President and Treasurer
Dr. Alfred Gottschalk                                     Joseph S. Machi
Dr. Robert J. Hill                                        Vice President and Assistant Treasurer
William H. Zimmer III                                     C. Grant Anderson
                                                          Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



----------------------------------
        STAR BANK, N.A.
      INVESTMENT ADVISER
----------------------------------
   FEDERATED SECURITIES CORP.
          DISTRIBUTOR
----------------------------------


CUSIP 854911302
CUSIP 854911104
G00299-08 (1/97)
4289TR


[LOGO]
STAR FUNDS


STOCK AND
BOND FUNDS

ANNUAL
REPORT

DATED NOVEMBER 30, 1996


STAR CAPITAL APPRECIATION FUND

STAR GROWTH EQUITY FUND

STAR RELATIVE VALUE FUND

THE STELLAR FUND

STAR STRATEGIC INCOME FUND

STAR U.S. GOVERNMENT INCOME FUND



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Star Stock and Bond Funds. The Report combines information about all of the Star Stock and Bond Funds over the 12-month period from December 1, 1995, through November 30, 1996.

First, you will find an interview with the portfolio manager, which covers economic and market conditions and their impact on fund performance and strategy. Next is a graph of long-term fund performance, followed by a complete list of each fund's holdings and the financial statements.

As the following fund-by-fund highlights show, the 12-month period ended November 30, 1996, proved to be a favorable one for stocks, while bonds were affected by interest rate volatility.

STAR CAPITAL APPRECIATION FUND

Managed to pursue growth over time through a diversified portfolio of stocks, the fund's portfolio of stocks achieved a total return of 8.95%, for the year ended November 30, 1996, or 4.02% adjusted for the sales charge.* The share price rose from $11.82 on the first day of the period to $12.55 at the period's end. The fund paid a total of $0.29 per share in capital gains. Fund assets grew by more than $22 million to end the period at $79.1 million.

STAR GROWTH EQUITY FUND

This fund's portfolio of high-quality stocks included Boeing, General Motors, DuPont, Microsoft, General Electric, Pepsico, Gillette, Sears, and many other household names. It delivered a strong total return of 27.34%, for the year ended November 30, 1996, or 22.05% adjusted for the contingent deferred sales charge.* The share price rose from $12.70 to reach $15.17 at the period's end. Shareholders received a total of $0.16 per share in dividends and $0.66 in capital gains. Fund assets reached $85.3 million.
STAR RELATIVE VALUE FUND

The fund's portfolio of stocks pursues a high level of total return through a portfolio of stocks that appear to be undervalued and offer above-average yields with low volatility. At the end of the period, many of the fund's holdings were household names like General Motors, Dow Chemical, Bristol-Myers Squibb, General Electric, Intel, Procter & Gamble, and American Express, to name a few. Over the period, the fund delivered a very strong total return of 28.86%, for the year ended November 30, 1996, or 23.04% adjusted for the sales charge.* The fund's share price rose significantly, starting the period at $15.02 and ending the period at $19.03. Shareholders received total dividends of $0.26 per share, and capital gains totaling $0.01 per share. Fund assets grew from $132.0 million to $215.8 million.

THE STELLAR FUND

To pursue a high level of total return over the long term, the fund invests in approximately equal weightings in U.S. stocks, U.S. bonds, international securities,+ real estate securities, and money market securities. This highly diversified approach produced, for Investment Shares, a total return of 16.64%, for the year ended November 30, 1996, or 11.43% adjusted for the sales charge.* The share price rose 11% to reach $13.59 on the last day of the period. Shareholders received dividends totaling $0.34 per share and capital gains totaling $0.20 per share.

For Trust Shares, the fund's total return was 16.94%,* for the year ended November 30, 1996. The share price rose 11% to reach $13.59 on the last day of the period. Shareholders received dividends totaling $0.37 per share and capital gains totaling $0.20 per share.

Total Stellar Fund assets reached $117.1 million.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.


--------------------------------------------------------------------------------

STAR STRATEGIC INCOME FUND

The fund's diversified portfolio of income-producing securities was invested in corporate bonds (40.9%), government agency bonds (20.9%), real estate investment trusts (17.7%), preferred stocks (7.0%), international bonds (5.6%), common stocks (5.2%), and cash equivalents (1.0%) based on net assets at the end of the period. The fund paid dividends totaling $0.72 per share while the share price declined by a minimal $0.03 due to interest rate volatility. The Fund's total return was 6.99%, for the year ended November 30, 1996, or 1.59% adjusted for the contingent deferred sales charge.* Fund assets more than doubled during the period, from $47.5 million to $110.8 million.

STAR U.S. GOVERNMENT INCOME FUND

Managed to pursue income through a diversified portfolio consisting primarily of U.S. government bonds, this fund produced $0.57 per share in income over the 12-month period, while the share price declined by $0.15 due to interest rate volatility. As a result of dividend income and share price movement, the fund delivered a total return of 4.46%, for the year ended November 30, 1996, or 0.83% adjusted for the sales charge.* The fund's net assets grew to reach $138.9 million at the end of the period.

Thank you for pursuing your financial goals through the Star Stock and Bond Funds. As we begin a new year, we look forward to keeping you up-to-date on your investment progress through the highest level of service possible.

Sincerely,

Edward C. Gonzales
President
January 15, 1997

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEWS
--------------------------------------------------------------------------------

STAR CAPITAL APPRECIATION FUND

Q
     The stock market continued to delight investors, although a degree of volatility emerged. Can you comment?
A
     The stock market advance since the midsummer pause has been very selective. Many companies in the small to mid-capitalization segment of the market continue to trade at prices well below their highs of the year. Volatility has clearly become a factor in management of the fund; this has forced a greater degree of diversification on the fund.
Q
     How did Star Capital Appreciation Fund perform during the period?

A
     The fund had struggled as investors displayed a clear preference for large companies even within the S&P 400 Index.* The fund focus, by definition, is on those companies with the best earnings growth forecast regardless of size. This focus resulted in sub-benchmark performance for the period.
Q
     What sectors contributed most to the fund's performance?

A
     The technology and energy sectors drove the performance and in the case of technology, most of the volatility.
Q
     What role did mid-cap stocks play in the fund during the year?

A
     Market capitalization was a far greater determinant of performance than was inclusion in any of the market basket benchmarks.
Q
     As we leave 1996, do you anticipate slower economic growth in 1997, what strategies are you employing and what sectors of the market are you emphasizing in response?
A
     Our 1997 economic forecast calls for a decelerating economy. It is typically in these economic environments that the market focus shifts to those stocks capable of generating revenue growth, the small to mid-size corporations. We have aligned the portfolio to concentrate on the industry leaders within the key growth sectors of the mid-cap universe. To augment this strategy we are committing up to twenty percent of the fund to overweight those focus industries.

*Standard & Poor's 400 Index is an unmanaged composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.

STAR GROWTH EQUITY FUND

Q
     In an environment which saw stocks soar, how did the fund perform?

A
     The Star Growth Equity Fund had a very strong year as it performed right in line with the Standard and Poor's 500 Stock Index ("S&P 500") and outperformed many similar funds. The fund had a total rate of return of
27.34%,* based on net asset value, for the past year versus the S&P 500 at 27.78%. The fund was a consistent performer throughout the year and did not deviate significantly from the index during this period. While the market was volatile, the continued usage of option strategies proved helpful in dampening volatility. The fund continues to be operated looking for companies with strong earnings growth yet within a controlled price/earnings environment.
Q
     What sectors drove the fund performance?

A
     The fund was clearly helped by our overweighting, for most of the year, in both technology and financials. The financial stocks struggled early but weightings were increased as interest rates approached their peak. This proved very beneficial as those stocks rallied strongly during the eventual decline in rates. Our technology stocks did well throughout the year as we really concentrated on the quality names. Another group which helped during the year, although in a more sporadic fashion, was the energy group. The general rise in the price of oil during the year led to an overall upward bias in these stock prices.

Q
     Did you lower the market capitalization of the fund's holdings during the year, and did this have an impact on performance?
A
     While the growth equity fund is a large cap stock fund, we did slightly lower the average market cap during the year. The average market cap for the fund is about 80% of that of the S&P 500. This lowering of the capitalization did not have a dramatic impact on the fund. Some of the names we added, such as Clear Channel and Kohl's, did very well. Overall, however, as the year progressed the market strength became more narrow and was actually concentrated in the larger cap names. Thus, this move to lower caps did not provide much lift to the fund.

Q
     As 1996 draws to a close, what is your outlook for economic growth in 1997 and how will that influence your strategy?
A
     Our outlook is for a continuing slowdown in economic growth during 1997. This could lead interest rates to be stable to slightly down and earnings growth should also deteriorate. This should set up a market which again is extremely volatile. Great emphasis will need to be placed on security selection as the number of rising stocks should remain narrow. The difference from 1996, however, is that we still expect smaller capitalization stocks to perform better in this scenario. Some of these companies should be able to grow their earnings at rates which are superior to that of the market and should accordingly be rewarded. Therefore, we will continue to keep the average market cap of the fund at a level below that of the S&P 500. Further declines in interest rates should remain as a positive for groups such as financials.

*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period, based on offering price, is 22.05%.
STAR RELATIVE VALUE FUND

Q
     The stock market continued its record-setting climb during 1996. How did Star Relative Value Fund perform relative to the overall stock market?
A
     For the fiscal year ended November 30, 1996, the Star Relative Value Fund had a total rate of return of 28.86% on a no-load, net asset value basis* compared to the Standard and Poor's 500 Stock Index return of 27.78% for the same period.

Q
     What specific sectors and stocks made the greatest impact on fund performance?

A
     The technology and finance sectors were the leading sectors that had a positive impact on the Star Relative Value Fund in 1996. The top performing stocks in these sectors included Intel and IBM in technology and Citicorp,
Nationsbank, and Mellon Bank in finance. Consumer stocks such as Philip Morris, Procter & Gamble and Gillette were leading performers as well.

Q
     As 1996 draws to a close with the Dow approaching the 6500 mark, what sectors do you feel offer opportunities in 1997?
A
     In 1997, we continue to believe that there are select opportunities still available in technology, financial services and retail along with health care, pharmaceutical, energy and consumer staples. Sector rotation should be more rapid as the markets take on greater volatility.

Q
     While the voices warning of overvaluation are growing more vocal, do you see longer-term positives supporting the market?
A
     Our 1997 forecast of sluggish economic growth and stable interest rates leads us to focus on stocks which can provide steady profit growth with minimal reliance on expansion of overall Gross Domestic Product. We look for the domestic stock market to continue to experience higher volatility and increased industry rotation in 1997. We believe that respectable rather than spectacular returns should be the norm in the coming year.

*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period, based on offering price, is 23.04%.



THE STELLAR FUND

Q
     During the period, how did The Stellar Fund's multi-asset investment mix perform for shareholders?
A
     The Stellar Fund participated in the overwhelming strength of the domestic stock market through both the domestic equity portfolio and the REIT holdings. The portfolio holdings in the remaining asset classes did reduce overall volatility but did represent a drag on the performance of the fund.

Q
     The U.S. stock market continued its incredible climb as the Dow Jones Industrial Average surged past the 6000 mark. How well did the fund's stock holdings contribute to performance?
A
     The domestic equity portfolio extended its performance margin over the Standard & Poor's 500 Stock Index* in the period. The driving force behind this performance rests with the portfolio overweighing in the energy, health care and technology issues.

Q
     Bonds, on the other hand, reversed completely from a strong 1995 and exhibited a high level of volatility. How did the fund's domestic bond holdings perform in this environment?
A
     The bond portion of the fund, while positive for the year, has reduced the absolute performance of the fund. The active management of the portfolio kept losses, by and large, in check.
Q
     International stock and bond market performance generally does not correlate with U.S. stock and bond markets. How did the fund's international holdings perform?
A
     Many of the international markets have performed well this year in local currency terms but when adjusted for strength in the dollar the returns have been high single digit. This is part of the strategy driving the investment process of the Stellar Fund. These countervailing forces seek to reduce the overall volatility to the shareholder and stabilize returns.

Q
     Which regions of the world seem to show the most opportunity, and how have you structured the fund's holdings to respond?
A
     The fund's international component is heavily weighted to Europe with limited exposure to Canada, Australia, Japan and Chile. We find in these markets attractive valuations, improving economies and stable political environments.

Q
     How did the fund's real estate holdings perform?

A
     The REIT market over the past two years has witnessed explosive growth as traditional direct investors move to the securitization of portfolios. Our performance continued to outpace the industry benchmarks while providing income yields beyond those of the bond portfolio.

Q
     As we enter 1997 with U.S. stocks at such high levels, and mixed economic signals, have you made or do you anticipate making any significant weighting changes among the fund's asset classes? What opportunities do you see ahead in this environment?

A
     The Stellar Fund domestic portfolio is focusing on smaller growth companies as this cycle progresses. In the international realm, our focus on Europe continues, in REITs we continue to underweight the retail sector and in fixed income we continue to gauge all possible securities vs. their U.S. Treasury counterpart. Our 1997 forecast calls for a slowing economy and a more subdued rate of return for domestic equities. We look for strong performance from the international and REIT segments of the portfolio.

*The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and actual investments may not be made in an index.


STAR STRATEGIC INCOME FUND
Q
     The bond market reversed itself from a positive 1995, and exhibited a very high level of volatility in 1996 as an economic recovery forced rates higher. Can you comment?
A
     Returns in 1995 were outstanding due to dramatically lower yields. Some market observers had speculated that a recession was close at hand. As it turned out, the lower interest rates during the 1995 period provided a much needed stimulus to the economy which responded strongly in the first half of 1996. By mid-year, perceptions had swayed from anticipation of recession to fears of an economy accelerating too quickly. Bond yields reached their peak at 7.20% in July, 1996, as many economists were calling for the Fed to increase interest rates to hold-off inflation fears. Throughout this period, our outlook was neutral. With the aid of a longer-term outlook and proprietary models, the fund was spared significant damage caused by wide swings in perception and interest rates.

Q
     In this environment, how did the Star Strategic Income Fund's income producing investments perform for shareholders?
A
     Income levels have remained fairly steady throughout 1996. As yields peaked, we made adjustments to the portfolio to "lock-in" higher yields. Thus, income levels and performance improved somewhat. The corporate bond market has seen yield premiums compared to Treasury bonds narrowed dramatically in 1996. Past performance has been excellent, but we must now look to other asset classes to maintain the high income levels. One of the best remaining sources of income, mortgage-backed bonds, remains at 20% of the fund's invested assets. Mortgage bonds have performed well this year, but could still offer generous income levels. Likewise, our international exposure has been increasing to take advantage of income opportunities abroad.

Q
     Did the fund's diversification among different income-producing investments help cushion shareholders against the difficult market?
A
     Clearly, the answer is yes. The benefits of broad diversification were clear once again this year in the Star Strategic Income Fund. Fixed income assets had a difficult year as yields remained above their starting point from last year. Thus, positive returns were generated only through income without the help of capital gains. Funds with the best returns were able to take advantage of incremental income opportunities in different sectors such as corporate, mortgage-backed, and international bonds. Fortunately, the fund's multiple asset allocations allowed us to tap all of these areas and buffer the markets' volatility. Additionally, our exposure to the high income Real Estate Investment Trusts (REITs) market provided a much needed boost to capital positions, not to mention the income generated. Our allocation to REITs ranged from 16% to 20% of invested assets during the past year.

Q
     As we leave 1996, do you see an improved environment for bonds ahead?

A
     Yes. Our 1997 economic outlook calls for slower growth and contained inflationary pressures. Leading indicators of inflation show encouraging signs that inflation rates should remain stable. The National Association of Purchasing Managers price index, industrial prices, agricultural prices, value of the dollar, and monetary aggregates have all shown little change over the past twelve months. Additionally, the favorable Employment Cost Index figures for the third quarter at 0.6% and 2.8% over the past year, are better than economists expectations. Thus, we believe the Fed will leave monetary policy unchanged for the foreseeable future with the Fed funds rate remaining at 5.25%.

BOND YIELDS have fallen dramatically over the past few weeks as slower economic growth was reflected in the markets. Going forward, we expect somewhat of a stalemate between the longer-


term positives and short-term negatives. Our proprietary "Bond Market Barometer" model confirms this view with a neutral reading of +1 (-13 signals higher yields and +13 signals lower yields). Positives for the bond market include excellent value, supportive economic data, slowing federal deficit growth, low gold prices, and declining money supply growth. Assuming our predicted inflation rate of 3%, real bond yields of 3.5% are at a historically attractive level. Impediments to further yield declines include strong performance in the coincident indicators, a late business cycle, and optimistic sentiment from bond investors. Bond yields should remain within a range, albeit lower. We think better fundamentals lower the yield range from 6.25% to 6.75% over the next six months.



STAR U.S. GOVERNMENT INCOME FUND

Q
     The bond market reversed itself from a positive 1995, and exhibited a very high level of volatility in 1996 as an economic recovery forced rates higher. Can you comment?
A
     Returns in 1995 were outstanding due to dramatically lower yields. Some market observers had speculated that a recession was close at hand. As it turned out, the lower interest rates during the 1995 period provided a much needed stimulus to the economy which responded strongly in the first half of 1996. By mid-year, perceptions had swayed from anticipation of recession to fears of an economy accelerating too quickly. Bond yields reached their peak at 7.20% in July as many economists were calling for the Federal Reserve Board (the "Fed") to increase interest rates to hold-off inflation fears. Throughout this period, our outlook was neutral. With the aid of a longer-term outlook and proprietary models, the fund was spared significant damage caused by wide swings in perception and interest rates.

Q
     In this environment, how did the Star U.S. Government Income Fund's portfolio perform for shareholders in terms of income and total return?
A
     Income levels have remained fairly steady throughout 1996. As yields peaked, we made adjustments to the portfolio to "lock-in" higher yields. Thus, income levels and performance improved somewhat. Total return for the year ended November 30, 1996 was 4.46%,* compared to 4.54% for the Lipper U.S. Government bond fund average.** Relative performance was improved through new systems implemented during the year, including the CMS Bondedge Portfolio Analytics software and security review methodology.

Q
     What was the fund's allocation among mortgage-backed, U.S. Treasury, and corporate holdings? Did this mix help cushion shareholders against the difficult market?
A
     At the beginning of 1996, the sector allocation was 20% mortgage-backed, 5% agency, 50% Treasury, and 25% corporate bonds. The incremental income of mortgage-backed and corporate bonds helped buffer the portfolio from a difficult market. Mortgages in particular performed well when interest rates rose in the first half. Corporate bonds have been the best performing fixed income asset in 1996. Thus, our 25% allocation to corporate issues clearly helped performance.

Q
     As we leave 1996, do you see an improved environment for bonds ahead?

A
     Yes. Our 1997 economic outlook calls for slower growth and contained inflationary pressures. Leading indicators of inflation show encouraging signs that inflation rates should remain stable. The National Association of Purchasing Managers price index, industrial prices, agricultural prices, value of the dollar, and monetary aggregates have all shown little change over the past twelve months. Additionally, the favorable Employment Cost Index figures for the third quarter at 0.6% and 2.8% over the past year, are better than economists expectations. Thus, we believe the Fed will leave monetary policy unchanged for the foreseeable future with the Fed funds rate remaining at 5.25%. BOND YIELDS have fallen dramatically over the past few weeks as slower economic growth was reflected in the markets. Going forward, we expect somewhat of a stalemate between the longer-term positives and short-term negatives. Our proprietary "Bond Market Barometer" model confirms this view with a neutral reading of +1 (-13 signals higher yields and +13 signals lower yields). Positives for the bond markets include excellent value, supportive economic data, slowing federal deficit growth, low gold prices, and declining money supply growth. Assuming our predicted inflation rate of 3%, real bond yields of 3.5% are at a historically attractive level. Impediments to further yield declines include strong performance in the coincident indicators, a late

 *Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period, based on offering price, is 0.83%.
**Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.



business cycle, and optimistic sentiment from bond investors. Bond yields should remain within a range, albeit lower. We think better fundamentals lower the yield range to 6.25% from 6.75% over the next six months.

STAR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN STAR CAPITAL APPRECIATION FUND

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR CAPITAL APPRECIATION FUND (THE "FUND") FROM JUNE 13, 1994 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE S&P MIDCAP 400 INDEX.+




SEE APPENDIX A FOR GRAPHIC DESCRIPTION


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  4.02%
START OF PERFORMANCE (6/13/94)          9.10%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Midcap 400 Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P Midcap 400 Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


STAR GROWTH EQUITY FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN STAR GROWTH EQUITY FUND

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR GROWTH EQUITY FUND (THE "FUND") FROM DECEMBER 12, 1994 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE STANDARD & POOR'S 500 INDEX.+



SEE APPENDIX B FOR GRAPHIC DESCRIPTION


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  22.05%
START OF PERFORMANCE (12/12/94)         27.14%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The Standard & Poor's 500 Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


STAR RELATIVE VALUE FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN STAR RELATIVE VALUE FUND

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR RELATIVE VALUE FUND (THE "FUND") FROM JUNE 4, 1991 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE STANDARD & POOR'S 500 INDEX.+



SEE APPENDIX C FOR GRAPHIC DESCRIPTION


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  23.04%
5 YEAR                                  16.68
START OF PERFORMANCE (6/4/91)           14.17%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The Standard & Poor's 500 Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


THE STELLAR FUND--TRUST SHARES
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN THE STELLAR FUND--TRUST SHARES

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STELLAR FUND--TRUST SHARES (THE "FUND") FROM APRIL 6, 1994 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE STANDARD & POOR'S 500/LEHMAN GOVERNMENT CORPORATE TOTAL INDEX.+


SEE APPENDIX D FOR GRAPHIC DESCRIPTION
AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  16.94%
START OF PERFORMANCE (4/6/94)           11.40%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 500/Lehman Government Corporate Total Index has been adjusted to reflect reinvestment of all dividends on securities in the index. This index is unmanaged.

+The Standard & Poor's 500/Lehman Government Corporate Total Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


THE STELLAR FUND--INVESTMENT SHARES
--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN THE STELLAR FUND--INVESTMENT SHARES

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STELLAR FUND-- INVESTMENT SHARES (THE "FUND") FROM OCTOBER 18, 1991 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE STANDARD & POOR'S 500/LEHMAN GOVERNMENT CORPORATE TOTAL INDEX.+


SEE APPENDIX E FOR GRAPHIC DESCRIPTION

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  11.43%
5 YEAR                                  9.55%
START OF PERFORMANCE (10/18/91/94)      8.88%





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 500/Lehman Government Corporate Total Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The Standard & Poor's 500/Lehman Government Corporate Total Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


STAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
            GROWTH OF $10,000 INVESTED IN STAR STRATEGIC INCOME FUND

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR STRATEGIC INCOME FUND (THE "FUND") FROM DECEMBER 12, 1994 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE LEHMAN GOVERNMENT/CORPORATE TOTAL INDEX.+



SEE APPENDIX F FOR GRAPHIC DESCRIPTION


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  1.59%
START OF PERFORMANCE (12/12/94)         7.82%





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Government/Corporate Total Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+The Lehman Government/Corporate Total Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


STAR U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN STAR U.S. GOVERNMENT INCOME FUND

     THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR U.S. GOVERNMENT FUND (THE "FUND") FROM JANUARY 5, 1993 (START OF PERFORMANCE) TO NOVEMBER 30, 1996 COMPARED TO THE LEHMAN GOVERNMENT/CORPORATE TOTAL INDEX.+



SEE APPENDIX F FOR GRAPHIC DESCRIPTION


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1996
1 YEAR                                  0.83%
START OF PERFORMANCE (1/5/93)           4.88%





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Government/Corporate Total Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The Lehman Government/Corporate Total Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

STAR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--95.6%
-------------------------------------------------------------------------------------------------
              BANKING--2.0%
              -----------------------------------------------------------------------------------
      22,000  North Fork Bancorp, Inc.                                                             $     748,000
              -----------------------------------------------------------------------------------
      22,000  Astoria Financial Corp.                                                                    830,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,578,500
              -----------------------------------------------------------------------------------  -------------
              CHEMICALS--2.9%
              -----------------------------------------------------------------------------------
      20,000  (a)Cytec Industries, Inc.                                                                  740,000
              -----------------------------------------------------------------------------------
      50,000  Spartech Corp.                                                                             531,250
              -----------------------------------------------------------------------------------
      22,000  Goodrich (B.F.) Co.                                                                        987,250
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,258,500
              -----------------------------------------------------------------------------------  -------------
              COMMERCIAL SERVICES--2.3%
              -----------------------------------------------------------------------------------
      20,000  Omnicom Group, Inc.                                                                      1,020,000
              -----------------------------------------------------------------------------------
      60,000  (a)Prepaid Legal Services, Inc.                                                            832,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,852,500
              -----------------------------------------------------------------------------------  -------------
              COMPUTER SERVICES--8.9%
              -----------------------------------------------------------------------------------
      12,000  (a)U.S. Robotics Corp.                                                                     943,500
              -----------------------------------------------------------------------------------
      22,000  (a)Medic Computer Systems, Inc.                                                            742,500
              -----------------------------------------------------------------------------------
      22,500  (a)Cadence Design Systems, Inc.                                                            897,188
              -----------------------------------------------------------------------------------
      17,000  (a)Shiva Corp.                                                                             701,250
              -----------------------------------------------------------------------------------
      23,000  (a)FORE Systems, Inc.                                                                      902,750
              -----------------------------------------------------------------------------------
      38,000  (a)Alternative Resources Corp.                                                             655,500
              -----------------------------------------------------------------------------------
      22,000  (a)Brooktrout Technology, Inc.                                                             706,750
              -----------------------------------------------------------------------------------
      20,000  (a)Gartner Group, Inc., Class A                                                            730,000
              -----------------------------------------------------------------------------------
      12,000  (a)CDW Computer Centers, Inc.                                                              792,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    7,071,438
              -----------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--0.8%
              -----------------------------------------------------------------------------------
      15,000  (a)Blyth Industries, Inc.                                                                  650,625
              -----------------------------------------------------------------------------------  -------------
              ELECTRONICS--5.5%
              -----------------------------------------------------------------------------------
      22,000  BMC Industries, Inc.                                                                       632,500
              -----------------------------------------------------------------------------------
      80,000  (a)Richey Electronics, Inc.                                                                780,000
              -----------------------------------------------------------------------------------
      20,000  (a)Vitesse Semiconductor Corp.                                                             955,000
              -----------------------------------------------------------------------------------
      10,000  (a)C-Cube Microsystems, Inc.                                                               436,250
              -----------------------------------------------------------------------------------
      15,000  (a)SCI Systems, Inc.                                                                       791,250
              -----------------------------------------------------------------------------------
      22,000  (a)Atmel Corp.                                                                             723,250
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,318,250
              -----------------------------------------------------------------------------------  -------------
              ENERGY-OIL EXPLORATION--2.3%
              -----------------------------------------------------------------------------------
      25,000  Noble Affiliates, Inc.                                                                   1,178,125
              -----------------------------------------------------------------------------------
      13,000  (a)Triton Energy Ltd.                                                                      617,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,795,625
              -----------------------------------------------------------------------------------  -------------



STAR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              ENTERTAINMENT & LEISURE--4.8%
              -----------------------------------------------------------------------------------
      32,000  Hilton Hotels Corp.                                                                  $     936,000
              -----------------------------------------------------------------------------------
      20,000  (a)MGM Grand, Inc.                                                                         772,500
              -----------------------------------------------------------------------------------
      30,000  (a)Speedway Motorsports, Inc.                                                              648,750
              -----------------------------------------------------------------------------------
      48,000  Callaway Golf Co.                                                                        1,458,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,815,250
              -----------------------------------------------------------------------------------  -------------
              FINANCIAL SERVICES--8.9%
              -----------------------------------------------------------------------------------
      25,000  Green Tree Financial Corp.                                                               1,046,875
              -----------------------------------------------------------------------------------
      14,000  State Street Boston Corp.                                                                  946,750
              -----------------------------------------------------------------------------------
      50,400  Bear Stearns Cos., Inc.                                                                  1,386,000
              -----------------------------------------------------------------------------------
      60,000  Money Stores, Inc.                                                                       1,815,000
              -----------------------------------------------------------------------------------
      30,000  SunAmerica, Inc.                                                                         1,256,250
              -----------------------------------------------------------------------------------
      42,500  (a)Olympic Financial Ltd.                                                                  589,688
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    7,040,563
              -----------------------------------------------------------------------------------  -------------
              FOOD & BEVERAGE--1.0%
              -----------------------------------------------------------------------------------
      17,000  Pan American Beverage, Class A                                                             794,750
              -----------------------------------------------------------------------------------  -------------
              HEALTH SERVICES--2.2%
              -----------------------------------------------------------------------------------
      35,000  (a)Curative Health Services, Inc.                                                          910,000
              -----------------------------------------------------------------------------------
      15,000  (a)Oxford Health Plans, Inc.                                                               870,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,780,000
              -----------------------------------------------------------------------------------  -------------
              HOSPITAL MANAGEMENT--1.0%
              -----------------------------------------------------------------------------------
      20,000  (a)HEALTHSOUTH Corp.                                                                       752,500
              -----------------------------------------------------------------------------------  -------------
              HOSPITAL SUPPLIES--2.7%
              -----------------------------------------------------------------------------------
      37,000  (a)Hologic, Inc.                                                                           925,000
              -----------------------------------------------------------------------------------
      25,000  (a)VISX, Inc.                                                                              587,500
              -----------------------------------------------------------------------------------
      32,000  (a)Physician Sales & Service, Inc.                                                         648,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,160,500
              -----------------------------------------------------------------------------------  -------------
              HOUSEHOLD PRODUCTS--1.2%
              -----------------------------------------------------------------------------------
      35,000  (a)Fort Howard Corp.                                                                       988,750
              -----------------------------------------------------------------------------------  -------------
              INDUSTRIAL SERVICES--1.0%
              -----------------------------------------------------------------------------------
      11,000  Harsco Corp.                                                                               767,250
              -----------------------------------------------------------------------------------  -------------
              INSURANCE--2.6%
              -----------------------------------------------------------------------------------
      20,000  CMAC Investment Corp.                                                                    1,525,000
              -----------------------------------------------------------------------------------
      15,000  (a)American Travellers Corp.                                                               529,688
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,054,688
              -----------------------------------------------------------------------------------  -------------
              MACHINERY & EQUIPMENT--1.7%
              -----------------------------------------------------------------------------------
      35,000  (a)Global Industrial Technologies, Inc.                                                    717,500
              -----------------------------------------------------------------------------------
      27,000  (a)Input/Output, Inc.                                                                      648,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,365,500
              -----------------------------------------------------------------------------------  -------------



STAR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              MANUFACTURING--5.3%
              -----------------------------------------------------------------------------------
      30,000  (a)Olympic Steel, Inc.                                                               $     723,750
              -----------------------------------------------------------------------------------
      47,000  JLG Industries, Inc.                                                                       846,000
              -----------------------------------------------------------------------------------
      18,000  (a)Zygo Corp.                                                                              715,500
              -----------------------------------------------------------------------------------
      28,000  (a)Sealed Air Corp.                                                                      1,162,000
              -----------------------------------------------------------------------------------
      25,000  Stanley Works                                                                              737,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,184,750
              -----------------------------------------------------------------------------------  -------------
              METALS & MINING--1.6%
              -----------------------------------------------------------------------------------
      19,000  Zeigler Coal Holding Co.                                                                   349,125
              -----------------------------------------------------------------------------------
      26,000  Oregon Metallurgical Corp.                                                                 923,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,272,125
              -----------------------------------------------------------------------------------  -------------
              MULTI-INDUSTRY--1.4%
              -----------------------------------------------------------------------------------
      30,000  Eastern Enterprises                                                                      1,125,000
              -----------------------------------------------------------------------------------  -------------
              OIL-INTERNATIONAL--5.3%
              -----------------------------------------------------------------------------------
      44,000  (a)Smith International, Inc.                                                             1,798,500
              -----------------------------------------------------------------------------------
      42,000  (a)Reading & Bates Corp.                                                                 1,218,000
              -----------------------------------------------------------------------------------
      15,000  Tosco Corp.                                                                              1,141,875
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,158,375
              -----------------------------------------------------------------------------------  -------------
              PAPER--1.0%
              -----------------------------------------------------------------------------------
      23,000  Caraustar Industries, Inc.                                                                 779,125
              -----------------------------------------------------------------------------------  -------------
              PERSONAL CARE PRODUCTS--2.1%
              -----------------------------------------------------------------------------------
      33,500  Natures Sunshine Products, Inc.                                                            678,375
              -----------------------------------------------------------------------------------
      56,000  (a)General Nutrition Cos., Inc.                                                            966,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,644,375
              -----------------------------------------------------------------------------------  -------------
              PHARMACEUTICALS--0.9%
              -----------------------------------------------------------------------------------
      26,000  (a)Biovail Corp. International                                                             741,000
              -----------------------------------------------------------------------------------  -------------
              RESTAURANTS--2.5%
              -----------------------------------------------------------------------------------
      34,000  Applebee's International, Inc.                                                             990,250
              -----------------------------------------------------------------------------------
      25,000  (a)Boston Chicken, Inc.                                                                    968,750
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,959,000
              -----------------------------------------------------------------------------------  -------------
              RETAIL--5.5%
              -----------------------------------------------------------------------------------
      39,000  (a)Just For Feet, Inc.                                                                     921,375
              -----------------------------------------------------------------------------------
      30,000  (a)Bed Bath & Beyond, Inc.                                                                 785,625
              -----------------------------------------------------------------------------------
      40,000  (a)Staples, Inc.                                                                           790,000
              -----------------------------------------------------------------------------------
      25,000  Gap (The), Inc.                                                                            803,125
              -----------------------------------------------------------------------------------
      20,000  (a)Vons Companies, Inc.                                                                  1,052,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,352,625
              -----------------------------------------------------------------------------------  -------------
              SERVICES--3.9%
              -----------------------------------------------------------------------------------
      25,000  (a)Apollo Group, Inc., Class A                                                             646,875
              -----------------------------------------------------------------------------------
      26,000  (a)Corrections Corp. America                                                               646,750
              -----------------------------------------------------------------------------------



STAR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              SERVICES--CONTINUED
              -----------------------------------------------------------------------------------
      41,000  (a)AccuStaff, Inc.                                                                   $     830,250
              -----------------------------------------------------------------------------------
      32,000  (a)CDI Corp.                                                                               932,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,055,875
              -----------------------------------------------------------------------------------  -------------
              TECHNOLOGY SERVICES--0.9%
              -----------------------------------------------------------------------------------
      30,000  (a)EPIC Design Technology, Inc.                                                            750,000
              -----------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--5.8%
              -----------------------------------------------------------------------------------
      35,000  (a)Centennial Cellular Corp., Class A                                                      406,875
              -----------------------------------------------------------------------------------
      18,000  (a)Adtran, Inc.                                                                            803,250
              -----------------------------------------------------------------------------------
      12,000  (a)Aspect Telecommunications Corp.                                                         654,000
              -----------------------------------------------------------------------------------
      16,000  (a)ADC Telecommunications, Inc.                                                            580,000
              -----------------------------------------------------------------------------------
      30,000  (a)Picturetel Corp.                                                                        832,500
              -----------------------------------------------------------------------------------
      80,000  Geotek Communications, Inc.                                                                560,000
              -----------------------------------------------------------------------------------
      37,500  ECI Telecommunications, Ltd.                                                               750,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,586,625
              -----------------------------------------------------------------------------------  -------------
              TRANSPORTATION--1.7%
              -----------------------------------------------------------------------------------
      55,000  Comair Holdings, Inc.                                                                    1,368,125
              -----------------------------------------------------------------------------------  -------------
              UTILITIES--5.8%
              -----------------------------------------------------------------------------------
      32,000  Sierra Pacific Resources                                                                   916,000
              -----------------------------------------------------------------------------------
      20,000  NIPSCO Industries, Inc.                                                                    775,000
              -----------------------------------------------------------------------------------
      25,000  Ipalco Enterprises, Inc.                                                                   681,250
              -----------------------------------------------------------------------------------
      22,000  Idaho Power Co.                                                                            679,250
              -----------------------------------------------------------------------------------
      40,000  Washington Gas Light Co.                                                                   955,000
              -----------------------------------------------------------------------------------
      20,000  Pinnacle West Capital Corp.                                                                622,500
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,629,000
              -----------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $64,355,274)                                       75,651,189
              -----------------------------------------------------------------------------------  -------------
COMMERCIAL PAPER--5.2%
-------------------------------------------------------------------------------------------------
$  4,099,000  Merrill Lynch & Co., Inc., 5.85%, dated 11/29/1996, due 12/2/1996
              (AT AMORTIZED COST)                                                                      4,098,334
              -----------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $68,453,608)(B)                                   $  79,749,523
              -----------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $68,455,203. The net unrealized appreciation of investments on a federal tax basis amounts to $11,294,320 which is comprised of $13,721,235 appreciation and $2,426,915 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($79,162,809) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

STAR CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $68,453,608, and tax cost $68,455,203)                                              $  79,749,523
---------------------------------------------------------------------------------------------------
Cash                                                                                                           135
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           49,109
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  25,642
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            5,676
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       79,830,085
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  600,339
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   1,513
---------------------------------------------------------------------------------------
Accrued expenses                                                                             65,424
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     667,276
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 6,306,199 shares outstanding                                                          $  79,162,809
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  68,554,222
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              11,295,915
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (687,328)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  79,162,809
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
($79,162,809 / 6,306,199 shares outstanding)                                                                $12.55
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share: (100/95.50 of $12.55)*                                                            $13.14
---------------------------------------------------------------------------------------------------  -------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


STAR CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $    542,868
----------------------------------------------------------------------------------------------------
Interest                                                                                                   217,510
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                          760,378
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  665,476
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     70,082
----------------------------------------------------------------------------------------
Custodian fees                                                                                17,513
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      42,414
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        658
----------------------------------------------------------------------------------------
Auditing fees                                                                                 13,045
----------------------------------------------------------------------------------------
Legal fees                                                                                     2,580
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     49,293
----------------------------------------------------------------------------------------
Shareholder services fee                                                                      28,862
----------------------------------------------------------------------------------------
Share registration costs                                                                      14,068
----------------------------------------------------------------------------------------
Printing and postage                                                                          15,781
----------------------------------------------------------------------------------------
Insurance premiums                                                                             3,490
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  4,959
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        928,221
----------------------------------------------------------------------------------------------------  ------------
          Net operating loss                                                                              (167,843)
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments (includes $16,134 gain on written options)                               (659,396)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     6,695,619
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments and options                                         6,036,223
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  5,868,380
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


STAR CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996           1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------
Net investment income (operating loss)                                               $     (167,843) $     119,128
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments and options ($657,799 net loss and
$1,426,788 net gain, respectively, as computed for federal tax purposes)                   (659,396)     1,403,382
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      6,695,619      4,508,753
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from operations                                       5,868,380      6,031,263
-----------------------------------------------------------------------------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------
Distributions from net investment income                                                   --             (127,110)
-----------------------------------------------------------------------------------
Distributions in excess of net investment income                                           --              (20,499)
-----------------------------------------------------------------------------------
Distributions from net realized gains                                                    (1,408,024)      (114,139)
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from distributions to shareholders                   (1,408,024)      (261,748)
-----------------------------------------------------------------------------------  --------------  -------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                             31,488,956     26,008,819
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                    606,085        122,124
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (13,822,232)    (5,483,762)
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from share transactions                              18,272,809     20,647,181
-----------------------------------------------------------------------------------  --------------  -------------
          Change in net assets                                                           22,733,165     26,416,696
-----------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------
Beginning of period                                                                      56,429,644     30,012,948
-----------------------------------------------------------------------------------  --------------  -------------
End of period                                                                        $   79,162,809  $  56,429,644
-----------------------------------------------------------------------------------  --------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            YEAR ENDED
                                                                                           NOVEMBER 30,
                                                                                   1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                             $   11.82  $   10.15   $   10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                              (0.03)      0.03      --
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                              1.05       1.72        0.15
-------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                    1.02       1.75        0.15
-------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                          --          (0.04)     --
-------------------------------------------------------------------------------
  Distributions in excess of net investment income                                  --          (0.00)**     --
-------------------------------------------------------------------------------
  Distributions from net realized gain on investment                                 (0.29)     (0.04)     --
-------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                (0.29)     (0.08)     --
-------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                   $   12.55  $   11.82  $    10.15
-------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                      8.95%     17.35%       1.50 %
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                            1.32%      1.47%       1.58 %*
-------------------------------------------------------------------------------
  Net investment income                                                              (0.24)%      0.28%       0.08 %*
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  --           0.01%       0.10 %*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $  79,163  $  56,430  $   30,013
-------------------------------------------------------------------------------
  Average commission rate paid                                                   $   .0703     --          --
-------------------------------------------------------------------------------
  Portfolio Turnover                                                                   174%       144%         36 %
-------------------------------------------------------------------------------


  * Computed on an annualized basis.

 ** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

 (a) Reflects operations for the period from June 13, 1994 (date of initial public investment) to November 30, 1995

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
------------  ---------------------------------------------------------------------------------  -------------
COMMON STOCKS--95.5%
-----------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--2.3%
              ---------------------------------------------------------------------------------
      10,000  Boeing Co.                                                                         $     993,750
              ---------------------------------------------------------------------------------
      10,000  Textron, Inc.                                                                            953,750
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  1,947,500
              ---------------------------------------------------------------------------------  -------------
              AIRLINES--0.5%
              ---------------------------------------------------------------------------------
       9,000  Comair Holdings, Inc.                                                                    223,875
              ---------------------------------------------------------------------------------
       4,000  UAL Corp.                                                                                230,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                    453,875
              ---------------------------------------------------------------------------------  -------------
              AUTOMOBILE--0.9%
              ---------------------------------------------------------------------------------
      13,000  General Motors Corp.                                                                     749,125
              ---------------------------------------------------------------------------------  -------------
              BANKING--2.4%
              ---------------------------------------------------------------------------------
      10,000  Corestates Financial Corp.                                                               538,750
              ---------------------------------------------------------------------------------
       9,500  J.P. Morgan & Co., Inc.                                                                  896,563
              ---------------------------------------------------------------------------------
      20,000  Signet Banking Corp.                                                                     605,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  2,040,313
              ---------------------------------------------------------------------------------  -------------
              BROADCASTING--0.6%
              ---------------------------------------------------------------------------------
       8,000  (a)Clear Channel Communications, Inc.                                                    552,000
              ---------------------------------------------------------------------------------  -------------
              CHEMICALS--2.9%
              ---------------------------------------------------------------------------------
      15,000  Dow Chemical Co.                                                                       1,256,250
              ---------------------------------------------------------------------------------
       5,000  Du Pont (E.I.) de Nemours & Co.                                                          471,250
              ---------------------------------------------------------------------------------
      18,095  Monsanto Co.                                                                             719,276
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  2,446,776
              ---------------------------------------------------------------------------------  -------------
              COMPUTER SERVICES--7.4%
              ---------------------------------------------------------------------------------
      35,000  (a)(c)Cisco Systems, Inc.                                                              2,375,625
              ---------------------------------------------------------------------------------
      25,140  (c)Hewlett-Packard Co.                                                                 1,354,418
              ---------------------------------------------------------------------------------
       7,000  (a)Microsoft Corp.                                                                     1,098,125
              ---------------------------------------------------------------------------------
      30,000  Oracle Corp.                                                                           1,470,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  6,298,168
              ---------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--1.1%
              ---------------------------------------------------------------------------------
      20,000  American Brands, Inc.                                                                    955,000
              ---------------------------------------------------------------------------------  -------------
              DRUGS--9.3%
              ---------------------------------------------------------------------------------
      10,000  Abbott Laboratories                                                                      557,500
              ---------------------------------------------------------------------------------
      30,000  Amgen, Inc.                                                                            1,826,250
              ---------------------------------------------------------------------------------
      29,849  Merck & Co., Inc.                                                                      2,477,467
              ---------------------------------------------------------------------------------
      35,000  Schering Plough Corp.                                                                  2,493,750
              ---------------------------------------------------------------------------------
      15,000  Watson Pharmaceuticals, Inc.                                                             585,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  7,939,967
              ---------------------------------------------------------------------------------  -------------



STAR GROWTH EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
------------  ---------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--1.2%
              ---------------------------------------------------------------------------------
      10,000  General Electric Co.                                                               $   1,040,000
              ---------------------------------------------------------------------------------  -------------
              ELECTRONIC TECHNOLOGY--5.5%
              ---------------------------------------------------------------------------------
      40,000  Atmel Corp.                                                                            1,315,000
              ---------------------------------------------------------------------------------
      20,170  Intel Corp.                                                                            2,559,069
              ---------------------------------------------------------------------------------
       7,500  Lockheed Martin Corp.                                                                    679,688
              ---------------------------------------------------------------------------------
       2,153  Lucent Technologies, Inc.                                                                110,341
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  4,664,098
              ---------------------------------------------------------------------------------  -------------
              ENERGY MINERALS--1.1%
              ---------------------------------------------------------------------------------
      40,000  Occidental Petroleum Corp.                                                               960,000
              ---------------------------------------------------------------------------------  -------------
              ENTERTAINMENT--1.4%
              ---------------------------------------------------------------------------------
      40,000  Callaway Golf Co.                                                                      1,215,000
              ---------------------------------------------------------------------------------  -------------
              FINANCE--1.0%
              ---------------------------------------------------------------------------------
       7,000  Merrill Lynch & Co., Inc.                                                                561,750
              ---------------------------------------------------------------------------------
      20,000  Olympic Financial Ltd.                                                                   277,500
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                    839,250
              ---------------------------------------------------------------------------------  -------------
              FOOD & BEVERAGE--4.1%
              ---------------------------------------------------------------------------------
      42,000  PepsiCo, Inc.                                                                          1,254,750
              ---------------------------------------------------------------------------------
      41,526  Premark International, Inc.                                                            1,007,006
              ---------------------------------------------------------------------------------
      32,000  Sara Lee Corp.                                                                         1,256,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  3,517,756
              ---------------------------------------------------------------------------------  -------------
              GOVERNMENT AGENCY--1.9%
              ---------------------------------------------------------------------------------
      40,000  Federal National Mortgage Association                                                  1,650,000
              ---------------------------------------------------------------------------------  -------------
              HEALTH SERVICES--1.2%
              ---------------------------------------------------------------------------------
      19,500  Columbia/HCA Healthcare Corp.                                                            780,000
              ---------------------------------------------------------------------------------
      10,000  Manor Care, Inc.                                                                         252,500
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  1,032,500
              ---------------------------------------------------------------------------------  -------------
              HEALTH TECHNOLOGY--2.3%
              ---------------------------------------------------------------------------------
      30,000  American Home Products Corp.                                                           1,927,500
              ---------------------------------------------------------------------------------  -------------
              HOSPITAL SUPPLIES--1.3%
              ---------------------------------------------------------------------------------
      20,770  Johnson & Johnson                                                                      1,103,406
              ---------------------------------------------------------------------------------  -------------
              HOUSEHOLD PRODUCTS--7.6%
              ---------------------------------------------------------------------------------
      22,000  Clorox Co.                                                                             2,293,500
              ---------------------------------------------------------------------------------
      24,908  Gillette Co.                                                                           1,836,965
              ---------------------------------------------------------------------------------
      13,829  Procter & Gamble Co.                                                                   1,503,904
              ---------------------------------------------------------------------------------
      16,526  Tupperware Corp.                                                                         875,878
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  6,510,247
              ---------------------------------------------------------------------------------  -------------
              INSURANCE--6.6%
              ---------------------------------------------------------------------------------
      20,000  Allstate Corp.                                                                         1,205,000
              ---------------------------------------------------------------------------------
      19,000  American Bankers Insurance Group, Inc.                                                   925,656
              ---------------------------------------------------------------------------------



STAR GROWTH EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
------------  ---------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
              INSURANCE--CONTINUED
              ---------------------------------------------------------------------------------
      10,561  American International Group, Inc.                                                 $   1,214,515
              ---------------------------------------------------------------------------------
      50,667  Travelers Group, Inc.                                                                  2,280,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  5,625,171
              ---------------------------------------------------------------------------------  -------------
              MANUFACTURING--2.5%
              ---------------------------------------------------------------------------------
      26,000  Eastman Kodak Co.                                                                      2,106,000
              ---------------------------------------------------------------------------------  -------------
              MULTI-INDUSTRY--0.9%
              ---------------------------------------------------------------------------------
      10,529  Allied-Signal, Inc.                                                                      771,249
              ---------------------------------------------------------------------------------  -------------
              OIL-DOMESTIC--5.4%
              ---------------------------------------------------------------------------------
      11,000  Ashland, Inc.                                                                            528,000
              ---------------------------------------------------------------------------------
      25,000  Chevron Corp.                                                                          1,675,000
              ---------------------------------------------------------------------------------
      24,000  Texaco, Inc.                                                                           2,379,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  4,582,000
              ---------------------------------------------------------------------------------  -------------
              OIL-FOREIGN--0.8%
              ---------------------------------------------------------------------------------
       5,500  Mobil Corp.                                                                              665,500
              ---------------------------------------------------------------------------------  -------------
              PRINTING & PUBLISHING--0.9%
              ---------------------------------------------------------------------------------
      10,000  Gannett Co., Inc.                                                                        785,000
              ---------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--2.9%
              ---------------------------------------------------------------------------------
      10,000  Case Corp.                                                                               525,000
              ---------------------------------------------------------------------------------
      25,000  Caterpillar, Inc.                                                                      1,978,125
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  2,503,125
              ---------------------------------------------------------------------------------  -------------
              RAILROADS--0.7%
              ---------------------------------------------------------------------------------
       7,000  Burlington Northern Santa Fe                                                             629,125
              ---------------------------------------------------------------------------------  -------------
              REAL ESTATE--1.5%
              ---------------------------------------------------------------------------------
      14,000  Camden Property Trust                                                                    386,750
              ---------------------------------------------------------------------------------
      13,000  Highwoods Properties, Inc.                                                               399,750
              ---------------------------------------------------------------------------------
      12,000  Meditrust, REIT                                                                          448,500
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  1,235,000
              ---------------------------------------------------------------------------------  -------------
              RETAIL TRADE--3.1%
              ---------------------------------------------------------------------------------
      24,000  Kohl's Corp.                                                                             957,000
              ---------------------------------------------------------------------------------
      30,000  (a)Safeway, Inc.                                                                       1,218,750
              ---------------------------------------------------------------------------------
      10,000  Sears, Roebuck & Co.                                                                     497,500
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  2,673,250
              ---------------------------------------------------------------------------------  -------------
              STEEL--0.4%
              ---------------------------------------------------------------------------------
      10,000  AK Steel Holding Corp.                                                                   381,250
              ---------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--3.2%
              ---------------------------------------------------------------------------------
       6,644  AT&T Corp.                                                                               260,777
              ---------------------------------------------------------------------------------
      25,000  BellSouth Corp.                                                                        1,009,375
              ---------------------------------------------------------------------------------
      25,000  Ericsson LM, Class B                                                                     771,875
              ---------------------------------------------------------------------------------



STAR GROWTH EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                            VALUE
------------  ---------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--CONTINUED
              ---------------------------------------------------------------------------------
      15,000  NYNEX Corp.                                                                        $     695,625
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  2,737,652
              ---------------------------------------------------------------------------------  -------------
              TOBACCO--0.6%
              ---------------------------------------------------------------------------------
       5,000  Philip Morris Cos., Inc.                                                                 515,625
              ---------------------------------------------------------------------------------  -------------
              UTILITIES--10.0%
              ---------------------------------------------------------------------------------
      50,000  Cinergy Corp.                                                                          1,675,000
              ---------------------------------------------------------------------------------
      43,650  Coastal Corp.                                                                          2,100,656
              ---------------------------------------------------------------------------------
      25,000  Enron Corp.                                                                            1,143,750
              ---------------------------------------------------------------------------------
      44,000  GPU, Inc.                                                                              1,479,500
              ---------------------------------------------------------------------------------
      48,000  GTE Corp.                                                                              2,154,000
              ---------------------------------------------------------------------------------  -------------
              Total                                                                                  8,552,906
              ---------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $66,317,208)                                     81,605,334
              ---------------------------------------------------------------------------------  -------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------------------
         200  Put Option on Standard & Poors 100, expires 12/21/1996, Strike @57.5                         625
              ---------------------------------------------------------------------------------
          15  Put Option on Phillip Morris, expires 1/17/1998, Strike @70                                1,687
              ---------------------------------------------------------------------------------
          10  Put Option on Phillip Morris, expires 1/17/1998, Strike @70                                1,125
              ---------------------------------------------------------------------------------  -------------
              TOTAL OPTIONS (IDENTIFIED COST $24,367)                                                    3,437
              ---------------------------------------------------------------------------------  -------------
COMMERCIAL PAPER--1.9%
-----------------------------------------------------------------------------------------------
              FINANCE--1.9%
              ---------------------------------------------------------------------------------
$  1,577,000  Merrill Lynch Government Securities, Inc., 5.85%, 12/2/1996
              (at amortized cost)                                                                    1,576,743
              ---------------------------------------------------------------------------------  -------------
MUTUAL FUNDS--2.9%
-----------------------------------------------------------------------------------------------
   2,482,387  U.S. Government Money Market Fund (at net asset value)                                 2,482,387
              ---------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $70,400,705)(B)                                 $  85,667,901
              ---------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $70,465,144. The net unrealized appreciation of investments on a federal tax basis amounts to $15,202,757 which is comprised of $15,699,948 appreciation and $497,191 depreciation at November 30, 1996.

 (c) Includes securities held in a segregated account to cover written option transactions.

Note: The categories of investments are shown as a percentage of net assets
      ($85,311,390) at November 30, 1996.

The following acronym is used throughout this portfolio:

REIT--Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

STAR GROWTH EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $70,400,705, and tax cost $70,465,144)                                              $  85,667,901
---------------------------------------------------------------------------------------------------
Cash                                                                                                         3,553
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          162,993
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 255,909
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           20,121
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       86,110,477
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  413,296
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   4,076
---------------------------------------------------------------------------------------
Options written, at value (Premium Received 212,765)                                        321,091
---------------------------------------------------------------------------------------
Accrued expenses                                                                             60,624
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     799,087
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 5,625,443 shares outstanding                                                          $  85,311,390
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  64,210,637
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and options                                                  15,158,870
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and options                                                 5,752,819
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        189,064
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  85,311,390
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE AND OFFERING PRICE:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($85,311,390 / 5,625,443 shares outstanding)                                      $15.17
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (95.00/100 of $15.17)*                                                        $14.41
---------------------------------------------------------------------------------------------------  -------------


*See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


STAR GROWTH EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   1,341,410
---------------------------------------------------------------------------------------------------
Interest                                                                                                   178,676
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        1,520,086
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  455,889
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    60,748
---------------------------------------------------------------------------------------
Custodian fees                                                                               15,196
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     50,423
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,684
---------------------------------------------------------------------------------------
Auditing fees                                                                                12,784
---------------------------------------------------------------------------------------
Legal fees                                                                                    3,864
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    56,267
---------------------------------------------------------------------------------------
Shareholder services fee                                                                     25,248
---------------------------------------------------------------------------------------
Share registration costs                                                                     11,068
---------------------------------------------------------------------------------------
Printing and postage                                                                         20,894
---------------------------------------------------------------------------------------
Insurance premiums                                                                            3,304
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,050
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        725,419
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                            794,667
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments (includes $182,391 net loss on written options)                         5,752,898
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                                         9,454,543
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments and options                                        15,207,441
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  16,002,108
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR GROWTH EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996           1995*
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------
Net investment income                                                                $      794,667  $     692,986
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments and options ($5,807,183 and $2,544,290, net
gains respectively, as computed for federal tax purposes)                                 5,752,898      2,544,290
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      9,454,543      5,704,327
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from operations                                      16,002,108      8,941,603
-----------------------------------------------------------------------------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------
Distributions from net investment income                                                   (700,531)      (598,058)
-----------------------------------------------------------------------------------
Distributions from net realized gains                                                    (2,544,369)      --
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from distributions to shareholders                   (3,244,900)      (598,058)
-----------------------------------------------------------------------------------  --------------  -------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                             34,897,506     47,289,797
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,488,056        473,063
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (13,530,374)    (7,407,411)
-----------------------------------------------------------------------------------  --------------  -------------
     Change in net assets resulting from share transactions                              23,855,188     40,355,449
-----------------------------------------------------------------------------------  --------------  -------------
          Change in net assets                                                           36,612,396     48,698,994
-----------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------
Beginning of period                                                                      48,698,994       --
-----------------------------------------------------------------------------------  --------------  -------------
End of period (including undistributed net investment income of $189,064 and
$94,928, respectively)                                                               $   85,311,390  $  48,698,994
-----------------------------------------------------------------------------------  --------------  -------------


*For the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


STAR GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                     YEAR ENDED
                                                                                                    NOVEMBER 30,
                                                                                                 1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $   12.70   $   10.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income                                                                             0.17        0.24
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                            3.12        2.67
---------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                  3.29        2.91
---------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------
  Distributions from net investment income                                                         (0.16)      (0.21)
---------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                              (0.66)     --
---------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                              (0.82)      (0.21)
---------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                 $   15.17   $   12.70
---------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                   27.34%      29.44%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
  Expenses                                                                                          1.19%       1.17%*
---------------------------------------------------------------------------------------------
  Net investment income                                                                             1.31%       2.00%*
---------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                --            0.03%*
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                      $  85,311   $  48,699
---------------------------------------------------------------------------------------------
  Average commission rate paid                                                                   $0.0007          --
---------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                  96%        171%
---------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR RELATIVE VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--95.2%
-------------------------------------------------------------------------------------------------
              AEROSPACE--5.3%
              -----------------------------------------------------------------------------------
      80,000  Lockheed Martin Corp.                                                                $    7,250,000
              -----------------------------------------------------------------------------------
      81,000  Raytheon Co.                                                                              4,141,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,391,125
              -----------------------------------------------------------------------------------  --------------
              AUTOMOBILE--1.5%
              -----------------------------------------------------------------------------------
      55,000  General Motors Corp.                                                                      3,169,375
              -----------------------------------------------------------------------------------  --------------
              AUTOMOTIVE & RELATED--3.9%
              -----------------------------------------------------------------------------------
     105,000  Goodyear Tire & Rubber Co.                                                                5,092,500
              -----------------------------------------------------------------------------------
      44,000  Johnson Controls, Inc.                                                                    3,410,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     8,502,500
              -----------------------------------------------------------------------------------  --------------
              BANKS & SAVINGS INSTITUTIONS--7.7%
              -----------------------------------------------------------------------------------
      20,000  Citicorp                                                                                  2,185,000
              -----------------------------------------------------------------------------------
      25,000  Mellon Bank Corp.                                                                         1,806,250
              -----------------------------------------------------------------------------------
      20,000  National Australia Bank, Ltd., Melbourne, ADR                                             1,242,500
              -----------------------------------------------------------------------------------
      45,000  NationsBank Corp.                                                                         4,663,125
              -----------------------------------------------------------------------------------
     115,000  Signet Banking Corp.                                                                      3,478,750
              -----------------------------------------------------------------------------------
      55,000  Corestates Financial Corp.                                                                2,963,125
              -----------------------------------------------------------------------------------
      10,000  First Financial Bancorp                                                                     305,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    16,643,750
              -----------------------------------------------------------------------------------  --------------
              CHEMICAL & FERTILIZERS--2.9%
              -----------------------------------------------------------------------------------
      75,000  Dow Chemical Co.                                                                          6,281,250
              -----------------------------------------------------------------------------------  --------------
              DIVERSIFIED--3.4%
              -----------------------------------------------------------------------------------
     100,000  Allied-Signal, Inc.                                                                       7,325,000
              -----------------------------------------------------------------------------------  --------------
              DRUGS--13.0%
              -----------------------------------------------------------------------------------
      20,000  American Home Products Corp.                                                              1,285,000
              -----------------------------------------------------------------------------------
      80,000  Bristol-Myers Squibb Co.                                                                  9,100,000
              -----------------------------------------------------------------------------------
     110,000  Merck & Co., Inc.                                                                         9,130,000
              -----------------------------------------------------------------------------------
     125,000  Smithkline Beecham Corp., ADR                                                             8,609,375
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    28,124,375
              -----------------------------------------------------------------------------------  --------------
              UTILITIES-ELECTRIC--2.5%
              -----------------------------------------------------------------------------------
     160,000  GPU, Inc.                                                                                 5,380,000
              -----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--2.5%
              -----------------------------------------------------------------------------------
      52,000  General Electric Co.                                                                      5,408,000
              -----------------------------------------------------------------------------------  --------------
              ELECTRONICS--7.3%
              -----------------------------------------------------------------------------------
     100,000  Intel Corp.                                                                              12,687,500
              -----------------------------------------------------------------------------------
      55,000  Motorola, Inc.                                                                            3,045,625
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    15,733,125
              -----------------------------------------------------------------------------------  --------------



STAR RELATIVE VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS--8.6%
              -----------------------------------------------------------------------------------
      76,000  Gillette Co.                                                                         $    5,605,000
              -----------------------------------------------------------------------------------
      90,000  Procter & Gamble Co.                                                                      9,787,500
              -----------------------------------------------------------------------------------
      60,000  Tupperware Corp.                                                                          3,180,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    18,572,500
              -----------------------------------------------------------------------------------  --------------
              INDUSTRIAL--0.8%
              -----------------------------------------------------------------------------------
      40,000  International Paper Co.                                                                   1,700,000
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--5.1%
              -----------------------------------------------------------------------------------
      50,000  American Bankers Insurance Group, Inc.                                                    2,435,938
              -----------------------------------------------------------------------------------
      40,000  Cincinnati Financial Corp.                                                                2,410,000
              -----------------------------------------------------------------------------------
      75,000  Ohio Casualty Corp.                                                                       2,550,000
              -----------------------------------------------------------------------------------
      80,000  Travelers Group, Inc.                                                                     3,600,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,995,938
              -----------------------------------------------------------------------------------  --------------
              INTERNATIONAL OIL--9.0%
              -----------------------------------------------------------------------------------
      65,000  Mobil Corp.                                                                               7,865,000
              -----------------------------------------------------------------------------------
      30,000  Royal Dutch Petroleum Co., ADR                                                            5,096,250
              -----------------------------------------------------------------------------------
      65,000  Texaco, Inc.                                                                              6,443,125
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    19,404,375
              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--1.6%
              -----------------------------------------------------------------------------------
      40,000  American Brands, Inc.                                                                     1,910,000
              -----------------------------------------------------------------------------------
      29,167  Lucent Technologies, Inc.                                                                 1,494,809
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,404,809
              -----------------------------------------------------------------------------------  --------------
              MISC FINANCIAL SERVICES--1.5%
              -----------------------------------------------------------------------------------
      60,000  American Express Co.                                                                      3,135,000
              -----------------------------------------------------------------------------------  --------------
              NATURAL GAS & COAL--1.1%
              -----------------------------------------------------------------------------------
      66,000  NICOR, Inc.                                                                               2,433,750
              -----------------------------------------------------------------------------------  --------------
              OFFICE & BUSINESS EQUIPMENT--4.4%
              -----------------------------------------------------------------------------------
      60,000  International Business Machines Corp.                                                     9,562,500
              -----------------------------------------------------------------------------------  --------------
              RAILROADS--1.4%
              -----------------------------------------------------------------------------------
      20,000  Burlington Northern Santa Fe                                                              1,797,500
              -----------------------------------------------------------------------------------
      12,248  Consolidated Rail Corp.                                                                   1,191,118
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,988,618
              -----------------------------------------------------------------------------------  --------------
              RETAILING & APPAREL--2.2%
              -----------------------------------------------------------------------------------
      90,000  Penney (J.C.) Co., Inc.                                                                   4,837,500
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--5.2%
              -----------------------------------------------------------------------------------
      90,000  AT&T Corp.                                                                                3,532,500
              -----------------------------------------------------------------------------------
      60,000  Cable & Wireless, ADR                                                                     1,447,500
              -----------------------------------------------------------------------------------



STAR RELATIVE VALUE FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   VALUE                                                                                               VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--CONTINUED
              -----------------------------------------------------------------------------------
     103,000  GTE Corp.                                                                            $    4,622,125
              -----------------------------------------------------------------------------------
      35,000  Vodafone Group PLC, ADR                                                                   1,513,750
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,115,875
              -----------------------------------------------------------------------------------  --------------
              TOBACCO--4.3%
              -----------------------------------------------------------------------------------
      90,000  Philip Morris Cos., Inc.                                                                  9,281,250
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $135,711,890)                                      205,390,615
              -----------------------------------------------------------------------------------  --------------
COMMERCIAL PAPER--4.3%
-------------------------------------------------------------------------------------------------
              FINANCE--4.3%
              -----------------------------------------------------------------------------------
$  9,300,000  Merril Lynch & Company, Inc. 5.85%, 12/2/1996 (AT AMORTIZED COST)                         9,298,488
              -----------------------------------------------------------------------------------  --------------
MUTUAL FUNDS--0.3%
-------------------------------------------------------------------------------------------------
              MUTUAL FUNDS--0.3%
              -----------------------------------------------------------------------------------
     728,267  Government Money Market Fund (AT NET ASSET VALUE)                                           728,267
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $145,738,645)(A)                                  $  215,417,370
              -----------------------------------------------------------------------------------  --------------


(a) The cost of investments for federal tax purposes amounts to $145,738,645. The net unrealized appreciation of investments on a federal tax basis amounts to $69,678,725 which is comprised of $69,766,890 appreciation and $88,165 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($215,843,243) at November 30, 1996.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

STAR RELATIVE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $145,738,645)                                                             $  215,417,370
-------------------------------------------------------------------------------------------------
Cash                                                                                                          596
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         478,777
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                168,542
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     216,065,285
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $  164,932
-------------------------------------------------------------------------------------
Accrued expenses                                                                           57,110
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    222,042
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 11,340,828 shares outstanding                                                       $  215,843,243
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  141,231,363
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             69,678,725
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                            4,395,183
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       537,972
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  215,843,243
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
($215,843,243 / 11,340,828 shares outstanding)                                                             $19.03
-------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/95.50 of $19.03)*                                                            $19.93
-------------------------------------------------------------------------------------------------  --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


STAR RELATIVE VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   4,275,580
---------------------------------------------------------------------------------------------------
Interest                                                                                                   301,662
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        4,577,242
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,249,213
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   166,585
-------------------------------------------------------------------------------------
Custodian fees                                                                               39,686
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     74,785
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     5,012
-------------------------------------------------------------------------------------
Auditing fees                                                                                16,648
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,425
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    54,518
-------------------------------------------------------------------------------------
Shareholder services fee                                                                     68,753
-------------------------------------------------------------------------------------
Share registration costs                                                                     19,021
-------------------------------------------------------------------------------------
Printing and postage                                                                         17,899
-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,161
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,728
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,727,434
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          2,849,808
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         4,395,132
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    38,173,415
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    42,568,547
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  45,418,355
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR RELATIVE VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                                      1996            1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $    2,849,808  $    2,210,020
-------------------------------------------------------------------------------
Net realized gain (loss) on investments ($4,395,132 and $813,382 net gains,
respectively, as computed for federal tax purposes)                                   4,395,132         813,382
-------------------------------------------------------------------------------
Net change in unrealized appreciation                                                38,173,415      27,231,330
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                  45,418,355      30,254,732
-------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income                                             (2,646,694)     (2,082,202)
-------------------------------------------------------------------------------
Distributions from net realized gains                                                   (82,169)       --
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders               (2,728,863)     (2,082,202)
-------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         57,530,540      42,825,305
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                961,791         528,705
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (17,317,728)    (13,641,288)
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                          41,174,603      29,712,722
-------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                       83,864,095      57,885,252
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                 131,979,148      74,093,896
-------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $537,972 and
$334,859, respectively)                                                          $  215,843,243  $  131,979,148
-------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


STAR RELATIVE VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED NOVEMBER 30,
                                                 1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD           $   15.02  $   11.36  $   11.80  $   10.52  $    9.43   $   10.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                             0.27       0.29       0.23       0.20       0.30        0.22
---------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                       4.01       3.65      (0.40)      1.30       1.12       (0.66)
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                  4.28       3.94      (0.17)      1.50       1.42       (0.44)
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income         (0.26)     (0.28)     (0.23)     (0.22)     (0.33)      (0.13)
---------------------------------------------
  Distributions from net realized gain on
  investments                                      (0.01)    --          (0.04)    --         --          --
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                              (0.27)     (0.28)     (0.27)     (0.22)     (0.33)      (0.13)
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                 $   19.03  $   15.02  $   11.36  $   11.80  $   10.52   $    9.43
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                   28.86%     35.10%     (1.54%)     14.47%     15.39%      (4.31%)
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                          1.04%      1.06%      1.15%      1.19%      0.47%       0.40%*
---------------------------------------------
  Net investment income                             1.71%      2.17%      2.02%      1.79%      3.01%       4.75%*
---------------------------------------------
  Expense waiver/reimbursement (c)                --         --         --           0.31%      1.00%       0.93%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period
  (000 omitted)                                 $215,843   $131,979  $  74,094  $  49,701  $  38,154  $   33,015
---------------------------------------------
  Average commission rate paid                 $  0.0905     --         --         --         --          --
---------------------------------------------
  Portfolio turnover                                  16%        24%        30%        59%        45%         38 %
---------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from June 5, 1991 (date of initial public investment) to November 30, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE STELLAR FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
U.S. EQUITIES--20.7%
------------------------------------------------------------------------------------------------
BASIC INDUSTRY--1.1%
------------------------------------------------------------------------------------------------
              CHEMICALS--0.2%
              ----------------------------------------------------------------------------------
       3,000  Dow Chemical Co.                                                                    $      251,250
              ----------------------------------------------------------------------------------  --------------
              METALS & MINING--0.4%
              ----------------------------------------------------------------------------------
       7,800  AGCO Corp.                                                                                 217,425
              ----------------------------------------------------------------------------------
       3,500  Caterpillar Inc.                                                                           276,937
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      494,362
              ----------------------------------------------------------------------------------  --------------
              PAPER--0.3%
              ----------------------------------------------------------------------------------
       7,000  International Paper Co.                                                                    297,500
              ----------------------------------------------------------------------------------  --------------
              STEEL--0.2%
              ----------------------------------------------------------------------------------
       5,600  AK Steel Holding Corp.                                                                     213,500
              ----------------------------------------------------------------------------------  --------------
              TOTAL BASIC INDUSTRY                                                                     1,256,612
              ----------------------------------------------------------------------------------  --------------
CAPITAL GOODS--3.5%
------------------------------------------------------------------------------------------------
              AEROSPACE--0.4%
              ----------------------------------------------------------------------------------
       2,500  Boeing Co.                                                                                 248,437
              ----------------------------------------------------------------------------------
       4,300  Raytheon Co.                                                                               219,837
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      468,274
              ----------------------------------------------------------------------------------  --------------
              ELECTRONICS--1.9%
              ----------------------------------------------------------------------------------
       8,500  (a)Atmel                                                                                   279,437
              ----------------------------------------------------------------------------------
       2,700  Emerson Electric Co.                                                                       264,937
              ----------------------------------------------------------------------------------
      13,000  Intel Corp.                                                                              1,649,375
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,193,749
              ----------------------------------------------------------------------------------  --------------
              OFFICE & BUSINESS EQUIPMENT--1.2%
              ----------------------------------------------------------------------------------
      17,600  (a)Cisco Systems                                                                         1,194,600
              ----------------------------------------------------------------------------------
       5,300  Hewlett Packard Co.                                                                        285,537
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,480,137
              ----------------------------------------------------------------------------------  --------------
              TOTAL CAPITAL GOODS                                                                      4,142,160
              ----------------------------------------------------------------------------------  --------------
CONSUMER CYCLICAL--2.8%
------------------------------------------------------------------------------------------------
              AUTOMOTIVE & RELATED--0.5%
              ----------------------------------------------------------------------------------
       7,000  Johnson Controls, Inc.                                                                     542,500
              ----------------------------------------------------------------------------------  --------------
              ENTERTAINMENT & LEISURE--0.3%
              ----------------------------------------------------------------------------------
      12,000  Callaway Golf Co.                                                                          364,500
              ----------------------------------------------------------------------------------  --------------
              RETAILING--1.3%
              ----------------------------------------------------------------------------------
      20,000  (a)General Nutrition Co.                                                                   345,000
              ----------------------------------------------------------------------------------
       6,800  (a)Kohls Corp.                                                                             271,150
              ----------------------------------------------------------------------------------
       5,000  Nordstrom, Inc.                                                                            217,500
              ----------------------------------------------------------------------------------
       5,000  (a)Safeway, Inc.                                                                           203,125
              ----------------------------------------------------------------------------------
       8,400  Wal-Mart Stores, Inc.                                                                      214,200
              ----------------------------------------------------------------------------------



THE STELLAR FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
U.S. EQUITIES--CONTINUED

------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
------------------------------------------------------------------------------------------------
              RETAILING--CONTINUED
              ----------------------------------------------------------------------------------
       5,700  (a)Vons Companies Inc.                                                              $      299,962
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,550,937
              ----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--0.7%
              ----------------------------------------------------------------------------------
       2,500  (a)AMR Corp.                                                                               228,125
              ----------------------------------------------------------------------------------
      15,000  Comair Holdings, Inc.                                                                      373,125
              ----------------------------------------------------------------------------------
       8,000  (a)Genesee & Wyoming, Inc., Class A                                                        281,000
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      882,250
              ----------------------------------------------------------------------------------  --------------
              TOTAL CONSUMER CYCLICAL                                                                  3,340,187
              ----------------------------------------------------------------------------------  --------------
CONSUMER STAPLES--2.6%
------------------------------------------------------------------------------------------------
              HOUSEHOLD--1.3%
              ----------------------------------------------------------------------------------
       1,500  Gillette Co.                                                                               110,625
              ----------------------------------------------------------------------------------
       5,000  Tupperware Corp.                                                                           265,000
              ----------------------------------------------------------------------------------
      10,000  Procter & Gamble Co.                                                                     1,087,500
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,463,125
              ----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--0.4%
              ----------------------------------------------------------------------------------
       7,500  IBP Inc.                                                                                   185,625
              ----------------------------------------------------------------------------------
       9,000  Sysco Corp.                                                                                307,125
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      492,750
              ----------------------------------------------------------------------------------  --------------
              TOBACCO--0.9%
              ----------------------------------------------------------------------------------
      10,400  Philip Morris Companies Inc.                                                             1,072,500
              ----------------------------------------------------------------------------------  --------------
              TOTAL CONSUMER STAPLES                                                                   3,028,375
              ----------------------------------------------------------------------------------  --------------
ENERGY--2.5%
------------------------------------------------------------------------------------------------
              DOMESTIC OIL--0.3%
              ----------------------------------------------------------------------------------
       3,500  Texaco Inc.                                                                                346,938
              ----------------------------------------------------------------------------------  --------------
              ENERGY EXPLORATION--0.2%
              ----------------------------------------------------------------------------------
       5,000  Noble Affililiates, Inc.                                                                   235,625
              ----------------------------------------------------------------------------------  --------------
              INTERNATIONAL OIL--1.5%
              ----------------------------------------------------------------------------------
      14,000  Mobil Corp.                                                                              1,694,000
              ----------------------------------------------------------------------------------  --------------
              NATURAL GAS--0.5%
              ----------------------------------------------------------------------------------
      13,000  Coastal Corp.                                                                              625,625
              ----------------------------------------------------------------------------------  --------------
              TOTAL ENERGY                                                                             2,902,188
              ----------------------------------------------------------------------------------  --------------
EQUITY MUTUAL FUNDS--1.3%
------------------------------------------------------------------------------------------------
     100,000  (a)Gateway Trust                                                                         1,558,000
              ----------------------------------------------------------------------------------  --------------
              TOTAL EQUITY MUTUAL FUNDS                                                                1,558,000
              ----------------------------------------------------------------------------------  --------------
FINANCE--2.4%
------------------------------------------------------------------------------------------------
              BANKS & SAVINGS INSTITUTIONS--0.8%
              ----------------------------------------------------------------------------------
       8,958  Citicorp                                                                                   978,662
              ----------------------------------------------------------------------------------  --------------



THE STELLAR FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
U.S. EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
FINANCE--CONTINUED
------------------------------------------------------------------------------------------------
              INSURANCE--0.8%
              ----------------------------------------------------------------------------------
       8,000  American International Group, Inc.                                                  $      920,000
              ----------------------------------------------------------------------------------  --------------
              OTHER FINANCE--0.8%
              ----------------------------------------------------------------------------------
       8,700  Dean Witter Discover & Co.                                                                 594,863
              ----------------------------------------------------------------------------------
       4,000  Merrill Lynch & Co., Inc.                                                                  321,000
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      915,863
              ----------------------------------------------------------------------------------  --------------
              TOTAL FINANCE                                                                            2,814,525
              ----------------------------------------------------------------------------------  --------------
HEALTH CARE--3.2%
------------------------------------------------------------------------------------------------
              BIOPHARMACEUTICALS--0.2%
              ----------------------------------------------------------------------------------
       3,500  (a)Amgen Inc.                                                                              213,062
              ----------------------------------------------------------------------------------  --------------
              HOSPITAL MANAGEMENT--0.9%
              ----------------------------------------------------------------------------------
      27,000  Columbia HCA Healthcare Corp.                                                            1,080,000
              ----------------------------------------------------------------------------------  --------------
              HOSPITAL SUPPLIES--0.7%
              ----------------------------------------------------------------------------------
      16,000  Johnson & Johnson                                                                          850,000
              ----------------------------------------------------------------------------------  --------------
              PHARMACEUTICALS-1.4%
              ----------------------------------------------------------------------------------
       3,900  American Home Products Corp.                                                               250,575
              ----------------------------------------------------------------------------------
       3,000  Bristol-Meyers Squibb Co.                                                                  341,250
              ----------------------------------------------------------------------------------
      10,000  Merck & Co.                                                                                830,000
              ----------------------------------------------------------------------------------
       5,600  (a)Watson Pharmaceutical Inc.                                                              218,400
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,640,225
              ----------------------------------------------------------------------------------  --------------
              TOTAL HEALTH CARE                                                                        3,783,287
              ----------------------------------------------------------------------------------  --------------
UTILITIES--1.3%
------------------------------------------------------------------------------------------------
              ELECTRIC--1.1%
              ----------------------------------------------------------------------------------
      15,000  Duke Power Co.                                                                             695,625
              ----------------------------------------------------------------------------------
      25,000  Southern Co.                                                                               556,250
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,251,875
              ----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--0.2%
              ----------------------------------------------------------------------------------
       5,000  GTE Corp                                                                                   224,375
              ----------------------------------------------------------------------------------  --------------
              TOTAL UTILITIES                                                                          1,476,250
              ----------------------------------------------------------------------------------  --------------
              TOTAL U.S. EQUITIES (IDENTIFIED COST, $17,262,694)                                      24,301,584
              ----------------------------------------------------------------------------------  --------------
INTERNATIONAL SECURITIES--23.2%
------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITIES--21.5%
------------------------------------------------------------------------------------------------
              AUSTRALIA--1.9%
              ----------------------------------------------------------------------------------
      20,000  National Australia Bank Ltd.                                                             1,242,500
              ----------------------------------------------------------------------------------
      40,000  News Corp. Ltd.                                                                            850,000
              ----------------------------------------------------------------------------------
      10,000  (b)News Corp. Ltd.                                                                         172,500
              ----------------------------------------------------------------------------------  --------------
              TOTAL AUSTRALIA                                                                          2,265,000
              ----------------------------------------------------------------------------------  --------------
              CANADA--3.1%
              ----------------------------------------------------------------------------------
      30,000  Alcan Aluminum Ltd.                                                                      1,057,500
              ----------------------------------------------------------------------------------



THE STELLAR FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
INTERNATIONAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
              CANADA--CONTINUED
              ----------------------------------------------------------------------------------
      45,000  Canadian Pacific Ltd.                                                               $    1,237,500
              ----------------------------------------------------------------------------------
      32,500  Seagram Ltd.                                                                             1,328,437
              ----------------------------------------------------------------------------------  --------------
              TOTAL CANADA                                                                             3,623,437
              ----------------------------------------------------------------------------------  --------------
              DENMARK--1.6%
              ----------------------------------------------------------------------------------
      40,000  Novo Nordisk AS                                                                          1,845,000
              ----------------------------------------------------------------------------------  --------------
              FRANCE--0.9%
              ----------------------------------------------------------------------------------
      35,000  Thomson CSF                                                                              1,093,750
              ----------------------------------------------------------------------------------  --------------
              GERMANY--0.9%
              ----------------------------------------------------------------------------------
      15,000  Daimler Benz A.G.                                                                          984,375
              ----------------------------------------------------------------------------------  --------------
              GREAT BRITAIN--4.7%
              ----------------------------------------------------------------------------------
      12,000  British Petroleum PLC                                                                    1,665,000
              ----------------------------------------------------------------------------------
      60,000  Cable & Wireless Ltd.                                                                    1,447,500
              ----------------------------------------------------------------------------------
       2,000  Reuters Holdings PLC                                                                       145,250
              ----------------------------------------------------------------------------------
      20,000  SmithKline Beecham PLC                                                                   1,377,500
              ----------------------------------------------------------------------------------
      20,000  (b)Vodaphone Group PLC                                                                     865,000
              ----------------------------------------------------------------------------------  --------------
              TOTAL GREAT BRITAIN                                                                      5,500,250
              ----------------------------------------------------------------------------------  --------------
              HOLLAND--2.2%
              ----------------------------------------------------------------------------------
      20,000  Philips Electronics N.V.                                                                   810,000
              ----------------------------------------------------------------------------------
      10,500  Royal Dutch Petroleum Co.                                                                1,783,688
              ----------------------------------------------------------------------------------  --------------
              TOTAL HOLLAND                                                                            2,593,688
              ----------------------------------------------------------------------------------  --------------
              ITALY--0.5%
              ----------------------------------------------------------------------------------
      10,000  Luxottica Group SPA                                                                        627,500
              ----------------------------------------------------------------------------------  --------------
              JAPAN--1.8%
              ----------------------------------------------------------------------------------
      11,000  Hitachi Ltd.                                                                             1,040,875
              ----------------------------------------------------------------------------------
      50,000  Pioneer Electric Corp.                                                                   1,112,500
              ----------------------------------------------------------------------------------  --------------
              TOTAL JAPAN                                                                              2,153,375
              ----------------------------------------------------------------------------------  --------------
              NORWAY--1.3%
              ----------------------------------------------------------------------------------
      30,000  Norsk Hydro AS                                                                           1,507,500
              ----------------------------------------------------------------------------------  --------------
              SPAIN--1.6%
              ----------------------------------------------------------------------------------
      50,000  Repsol SA                                                                                1,831,250
              ----------------------------------------------------------------------------------  --------------
              SWEDEN--1.0%
              ----------------------------------------------------------------------------------
      50,000  Volvo Aktiebolaget                                                                       1,087,500
              ----------------------------------------------------------------------------------
       3,000  (a)Swedish Match AB, ADR                                                                    99,000
              ----------------------------------------------------------------------------------  --------------
              TOTAL SWEDEN                                                                             1,186,500
              ----------------------------------------------------------------------------------  --------------
              TOTAL INTERNATIONAL EQUITIES                                                            25,211,625
              ----------------------------------------------------------------------------------  --------------
CLOSED-END INVESTMENT COMPANIES--1.7%
------------------------------------------------------------------------------------------------
      30,000  Chile Fund, Inc.                                                                           671,250
              ----------------------------------------------------------------------------------
      38,010  Mexico Fund, Inc.                                                                          574,901
              ----------------------------------------------------------------------------------



THE STELLAR FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
INTERNATIONAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------------------
CLOSED-END INVESTMENT COMPANIES--CONTINUED
------------------------------------------------------------------------------------------------
      34,000  Swiss Helvetia Fund, Inc.                                                           $      714,000
              ----------------------------------------------------------------------------------  --------------
              TOTAL CLOSED-END INVESTMENT COMPANIES                                                    1,960,151
              ----------------------------------------------------------------------------------  --------------
              TOTAL INTERNATIONAL SECURITIES (IDENTIFIED COST, $20,447,825)                           27,171,776
              ----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS--19.4%
------------------------------------------------------------------------------------------------
       1,251  (a)Arden Realty Group, Inc.                                                                 30,180
              ----------------------------------------------------------------------------------
      38,000  Avalon Properties, Inc.                                                                    973,750
              ----------------------------------------------------------------------------------
      20,000  Bay Apartment Communities, Inc.                                                            650,000
              ----------------------------------------------------------------------------------
      20,000  Cali Realty Group                                                                          565,000
              ----------------------------------------------------------------------------------
      30,500  Camden Property Trust                                                                      842,563
              ----------------------------------------------------------------------------------
      31,300  Centerpoint Properties Corp.                                                               849,013
              ----------------------------------------------------------------------------------
      75,000  Equity Inns, Inc.                                                                          890,625
              ----------------------------------------------------------------------------------
      34,400  Federal Realty Investment Trust                                                            894,400
              ----------------------------------------------------------------------------------
      14,000  Glimcher Realty Trust                                                                      273,000
              ----------------------------------------------------------------------------------
      26,400  Highwoods Properties, Inc.                                                                 811,800
              ----------------------------------------------------------------------------------
       5,657  (a)Homestead Village, Inc.                                                                  86,262
              ----------------------------------------------------------------------------------
       3,795  (a)Homestead Village, Inc., Warrants                                                        22,768
              ----------------------------------------------------------------------------------
      35,250  Kimco Realty Corp.                                                                       1,026,656
              ----------------------------------------------------------------------------------
      26,600  Liberty Property                                                                           618,450
              ----------------------------------------------------------------------------------
      51,500  LTC Properties                                                                             881,938
              ----------------------------------------------------------------------------------
      50,000  Manufactured Home Communities, Inc.                                                      1,000,000
              ----------------------------------------------------------------------------------
      15,000  Meditrust                                                                                  560,625
              ----------------------------------------------------------------------------------
      12,000  New Plan Realty Trust                                                                      276,000
              ----------------------------------------------------------------------------------
      32,100  Omega Healthcare Investors                                                               1,039,238
              ----------------------------------------------------------------------------------
      25,000  Post Properties, Inc.                                                                      965,625
              ----------------------------------------------------------------------------------
      40,000  RFS Hotel Investors, Inc.                                                                  670,000
              ----------------------------------------------------------------------------------
      45,000  Security Capital Pacific Trust                                                             922,500
              ----------------------------------------------------------------------------------
      25,080  Simon Property Group, Inc.                                                                 686,565
              ----------------------------------------------------------------------------------
      71,500  Sizeler Property Investments, Inc.                                                         661,375
              ----------------------------------------------------------------------------------
      25,000  Starwood Lodging Trust                                                                   1,193,750
              ----------------------------------------------------------------------------------
      19,840  Storage USA, Inc.                                                                          748,960
              ----------------------------------------------------------------------------------
      40,000  Storage Trust Realty                                                                       960,000
              ----------------------------------------------------------------------------------
      31,800  Summit Properties, Inc.                                                                    620,100
              ----------------------------------------------------------------------------------
      37,000  Sun Communities, Inc.                                                                    1,179,375
              ----------------------------------------------------------------------------------
      22,500  Weingarten Realty Investment                                                               880,313
              ----------------------------------------------------------------------------------
      76,800  Winston Hotels                                                                             969,600
              ----------------------------------------------------------------------------------  --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (IDENTIFIED COST, $17,064,427)                      22,750,431
              ----------------------------------------------------------------------------------  --------------



THE STELLAR FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                             VALUE
------------  ----------------------------------------------------------------------------------  --------------
FIXED INCOME OBLIGATIONS--24.3%
------------------------------------------------------------------------------------------------
              CLOSED-END INVESTMENT COMPANIES--1.0%
              ----------------------------------------------------------------------------------
$     50,000  First Commonwealth Fund Inc.                                                        $      618,750
              ----------------------------------------------------------------------------------
      62,500  Kleinwort Benson Australian Income Fund                                                    578,125
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,196,875
              ----------------------------------------------------------------------------------  --------------
              ENERGY--2.0%
              ----------------------------------------------------------------------------------
     250,000  Ashland Oil, Inc., 7.90%, 8/5/2006                                                         270,768
              ----------------------------------------------------------------------------------
   2,000,000  Occidental Petroleum Corp., 9.50%, 8/15/1997                                             2,053,400
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,324,168
              ----------------------------------------------------------------------------------  --------------
              FINANCE--2.7%
              ----------------------------------------------------------------------------------
     500,000  Citicorp, 8.625%, 12/01/2002                                                               554,100
              ----------------------------------------------------------------------------------
     250,000  International Lease Finance Corp., 6.25%, 10/15/2000                                       250,525
              ----------------------------------------------------------------------------------
     250,000  International Lease Finance Corp., 8.375%, 12/15/2004                                      279,903
              ----------------------------------------------------------------------------------
   2,000,000  Lehman Brothers, Inc., Deb., 9.50%, 6/15/1997                                            2,039,580
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    3,124,108
              ----------------------------------------------------------------------------------  --------------
              FOREIGN--0.4%
              ----------------------------------------------------------------------------------
     500,000  Alcan Aluminum Ltd., 9.20%, 3/15/2001                                                      520,710
              ----------------------------------------------------------------------------------  --------------
              HEALTHCARE--0.7%
              ----------------------------------------------------------------------------------
     250,000  Columbia HCA Healthcare Corp., 6.125%, 12/15/2000                                          250,045
              ----------------------------------------------------------------------------------
     500,000  Columbia HCA Healthcare Corp., 6.910%, 6/15/2005                                           512,155
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      762,200
              ----------------------------------------------------------------------------------  --------------
              INDUSTRIAL--0.7%
              ----------------------------------------------------------------------------------
     232,040  Dow Chemical Co., 7.60%, 1/2/2002                                                          240,904
              ----------------------------------------------------------------------------------
     500,000  News America Holdings, Inc., Sr. Note, 9.125%, 10/15/1999                                  536,955
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                      777,859
              ----------------------------------------------------------------------------------  --------------
              PAPER--0.0%
              ----------------------------------------------------------------------------------
      30,000  International Paper Co., 7.625%, 1/15/2007                                                  32,063
              ----------------------------------------------------------------------------------  --------------
              U.S. GOVERNMENT AGENCIES--6.7%
              ----------------------------------------------------------------------------------
      80,300  Federal Home Loan Mortgage Corp., 6.00%, 12/15/1997                                         80,232
              ----------------------------------------------------------------------------------
   1,167,602  Federal Home Loan Mortgage Corp., 6.00%, 6/15/2011                                       1,166,364
              ----------------------------------------------------------------------------------
   1,500,000  Federal Home Loan Mortgage Corp., 6.50%, 2/15/2023                                       1,495,455
              ----------------------------------------------------------------------------------
      69,467  Federal Home Loan Mortgage Corp., 7.00%, 5/15/2019                                          69,434
              ----------------------------------------------------------------------------------
     743,765  Federal Home Loan Mortgage Corp., 7.00%, 9/17/2031                                         736,787
              ----------------------------------------------------------------------------------
     151,519  Federal Home Loan Mortgage Corp., 8.25%, 3/15/2022                                         151,972
              ----------------------------------------------------------------------------------
   1,275,000  Federal National Mortgage Association, 5.36%, 2/16/2001                                  1,249,551
              ----------------------------------------------------------------------------------
     500,000  Federal National Mortgage Association, 6.14%, 11/25/2005                                   493,715
              ----------------------------------------------------------------------------------
     225,000  Federal National Mortgage Association, 6.54%, 10/3/2005                                    228,139
              ----------------------------------------------------------------------------------
     281,170  Federal National Mortgage Association, 7.25%, 1/25/2019                                    283,118
              ----------------------------------------------------------------------------------
   1,351,000  Federal National Mortgage Association, 7.25%, 1/17/2021                                  1,400,028
              ----------------------------------------------------------------------------------



THE STELLAR FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                                            VALUE
------------  ----------------------------------------------------------------------------------  --------------
FIXED INCOME OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES--CONTINUED
              ----------------------------------------------------------------------------------
$    500,000  Federal National Mortgage Association, 9.50%, 6/25/2020                             $      539,210
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    7,894,005
              ----------------------------------------------------------------------------------  --------------
              U.S. TREASURY SECURITIES--9.2%
              ----------------------------------------------------------------------------------
     250,000  U.S. Treasury Bonds, 6.25%,8/15/2023                                                       242,640
              ----------------------------------------------------------------------------------
   1,500,000  U.S. Treasury Bonds, 6.75%, 8/15/2026                                                    1,565,580
              ----------------------------------------------------------------------------------
     250,000  U.S. Treasury Bonds, 7.25%, 5/15/2004                                                      268,970
              ----------------------------------------------------------------------------------
     900,000  U.S. Treasury Bonds, 7.50%, 11/15/2016                                                   1,005,804
              ----------------------------------------------------------------------------------
     600,000  U.S. Treasury Bonds, 7.625%, 2/15/2025                                                     690,288
              ----------------------------------------------------------------------------------
     250,000  U.S. Treasury Bonds, 8.125%, 8/15/2019                                                     298,495
              ----------------------------------------------------------------------------------
     750,000  U.S. Treasury Notes, 5.625%, 11/30/2000                                                    746,040
              ----------------------------------------------------------------------------------
     500,000  U.S. Treasury Notes, 5.875%, 4/30/1998                                                     502,585
              ----------------------------------------------------------------------------------
   3,000,000  U.S. Treasury Notes, 6.25%, 7/31/1998                                                    3,033,570
              ----------------------------------------------------------------------------------
   1,600,000  U.S. Treasury Notes, 6.75%, 5/31/1999                                                    1,640,576
              ----------------------------------------------------------------------------------
     750,000  U.S. Treasury Notes, 7.75%, 11/30/1999                                                     791,798
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                   10,786,346
              ----------------------------------------------------------------------------------  --------------
              UTILITY--0.9%
              ----------------------------------------------------------------------------------
     500,000  Cincinnati Gas & Electric Co., 8.95%, 12/15/2021                                           532,515
              ----------------------------------------------------------------------------------
     500,000  Georgia Power Co., 6.625%, 4/1/2003                                                        499,360
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,031,875
              ----------------------------------------------------------------------------------  --------------
              TOTAL FIXED INCOME OBLIGATIONS (IDENTIFIED COST, $28,155,533)                           28,450,209
              ----------------------------------------------------------------------------------  --------------
(C) NOTES--VARIABLE--0.9%
------------------------------------------------------------------------------------------------
              FINANCE
              ----------------------------------------------------------------------------------
   1,000,000  General Electric Capital Corp. 5.41%, 8/11/1997
              (IDENTIFIED COST, $999,500)                                                              1,000,660
              ----------------------------------------------------------------------------------  --------------
SHORT-TERM SECURITIES--5.1%
------------------------------------------------------------------------------------------------
              CASH EQUIVALENTS--5.1%
              ----------------------------------------------------------------------------------
   6,000,000  Student Loan Marketing Association, Floating Rates Notes 5.35%-5.84%,
              4/21/1997-11/10/1998 (IDENTIFIED COST, $5,980,863)                                       6,007,630
              ----------------------------------------------------------------------------------  --------------
MUTUAL FUND SHARES--4.7%
------------------------------------------------------------------------------------------------
   5,500,000  Government Money Market Fund (AT NET ASSET VALUE)                                        5,500,000
              ----------------------------------------------------------------------------------  --------------
(D) COMMERCIAL PAPER--1.4%
------------------------------------------------------------------------------------------------
              FINANCE
              ----------------------------------------------------------------------------------
   1,621,000  Merrill Lynch & Company, Inc. 5.85%, 12/2/1996 (AT AMORTIZED COST)                       1,620,735
              ----------------------------------------------------------------------------------  --------------
PURCHASED OPTIONS--0.0%
------------------------------------------------------------------------------------------------
          30  Student Loan Marketing Association, expiration 1/17/1997, strike @ $65 (IDENTIFIED
              COST, $1,734)                                                                                  375
              ----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST, $97,033,311) (E)                                $  116,803,400
              ----------------------------------------------------------------------------------  --------------



THE STELLAR FUND
--------------------------------------------------------------------------------

 (a) Non-income producing.

 (b) American Depository Receipts.

 (c) Current rate and next reset date shown.

(d) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

 (e) The cost of investments for federal tax purposes amounts to $97,202,171. The net unrealized appreciation of investments on a federal tax basis amounts to $19,601,229, which is comprised of $20,251,792 appreciation and $650,563 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($117,141,915) at November 30, 1996.

The following abbreviations are used in this portfolio:

LTD--Limited
PLC--Public Limited Company
PO--Principal Only
SA--Support Agreement
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)
THE STELLAR FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $97,033,311 and tax cost $97,202,171)                                             $  116,803,400
-------------------------------------------------------------------------------------------------
Cash                                                                                                          371
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         678,005
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                           522,512
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 65,555
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     118,069,843
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $  813,104
-------------------------------------------------------------------------------------
Accrued expenses                                                                          114,824
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    927,928
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 8,620,512 shares outstanding                                                        $  117,141,915
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $   92,783,731
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and options                                                 19,770,090
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and options                                                4,370,358
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       217,736
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  117,141,915
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
Trust Shares ($67,047,005 / 4,934,041 shares outstanding)                                                  $13.59
-------------------------------------------------------------------------------------------------  --------------
Investment Shares ($50,094,910 / 3,686,471 shares outstanding)                                             $13.59
-------------------------------------------------------------------------------------------------  --------------
OFFERING PRICE PER SHARES:
-------------------------------------------------------------------------------------------------
Trust Shares                                                                                               $13.59
-------------------------------------------------------------------------------------------------  --------------
Investment Shares (100/95.50 of $13.59)                                                                    $14.23*
-------------------------------------------------------------------------------------------------  --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   2,217,323
---------------------------------------------------------------------------------------------------
Interest                                                                                                 2,683,309
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        4,900,632
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,078,738
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   113,861
-------------------------------------------------------------------------------------
Custodian fees                                                                               29,426
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    157,795
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,562
-------------------------------------------------------------------------------------
Auditing fees                                                                                17,396
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,927
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    67,741
-------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                121,479
-------------------------------------------------------------------------------------
Shareholder services fee--Trust Shares                                                       26,289
-------------------------------------------------------------------------------------
Shareholder services fee--Investment Shares                                                  19,649
-------------------------------------------------------------------------------------
Share registration costs                                                                     17,117
-------------------------------------------------------------------------------------
Printing and postage                                                                         34,880
-------------------------------------------------------------------------------------
Insurance premiums                                                                            5,568
-------------------------------------------------------------------------------------
Taxes                                                                                           243
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 8,880
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,707,551
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          3,193,081
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments (includes $107,759 gain on written options)                             4,345,528
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                                        10,205,542
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments and options                                        14,551,070
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  17,744,151
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


THE STELLAR FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                                      1996            1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $    3,193,081  $    3,563,878
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and options ($4,329,998 and $1,866,344,
net gains, respectively, as computed for federal tax purposes)                        4,345,528       1,796,991
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 10,205,542      11,343,033
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                  17,744,151      16,703,902
-------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------------
  Trust Shares                                                                       (1,925,727)     (2,114,360)
-------------------------------------------------------------------------------
  Investment Shares                                                                  (1,310,474)     (1,523,578)
-------------------------------------------------------------------------------
Distributions from net realized gains
-------------------------------------------------------------------------------
  Trust Shares                                                                       (1,066,240)       (127,314)
-------------------------------------------------------------------------------
  Investment Shares                                                                    (800,304)       (421,368)
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders               (5,102,745)     (4,186,620)
-------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         19,396,895      19,312,791
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                              4,345,134       3,556,086
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (32,897,560)    (33,200,109)
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                          (9,155,531)    (10,331,232)
-------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                        3,485,875       2,186,050
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                 113,656,040     111,469,990
-------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $217,736 and
$260,856, respectively)                                                          $  117,141,915  $  113,656,040
-------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


THE STELLAR FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 YEAR ENDED
                                                                                                NOVEMBER 30,
                                                                                        1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   12.17  $   10.90   $   11.34
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income                                                                    0.37       0.38        0.21
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                   1.62       1.32       (0.48)
------------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                         1.99       1.70       (0.27)
------------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------
  Distributions from net investment income                                                (0.37)     (0.38)      (0.17)
------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                     (0.20)     (0.05)     --
------------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                     (0.57)     (0.43)      (0.17)
------------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                        $   13.59  $   12.17   $   10.90
------------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                          16.94%     15.97%      (1.81%)
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
  Expenses                                                                                 1.39%      1.40%       1.43%*
------------------------------------------------------------------------------------
  Net investment income                                                                    2.85%      3.23%       3.57%*
------------------------------------------------------------------------------------
  Expense waiver/reimbursement                                                           --         --          --
------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $  67,047  $  64,754   $  60,822
------------------------------------------------------------------------------------
  Portfolio turnover                                                                         65%       104%         79%
------------------------------------------------------------------------------------
  Average commission rate paid                                                        $  0.0671     --          --
------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from April 11, 1994 (date of initial public investment) to November 30, 1994. For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             YEAR ENDED NOVEMBER 30,
                                                          1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.17  $   10.90  $   11.34  $   10.52  $    9.80   $   10.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                      0.34       0.34       0.29       0.24       0.29        0.05
------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                1.62       1.33      (0.41)      0.99       0.74       (0.25)
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                           1.96       1.67      (0.12)      1.23       1.03       (0.20)
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions from net investment income                  (0.34)     (0.35)     (0.24)     (0.28)     (0.31)     --
------------------------------------------------------
  Distributions in excess of net investment income         --         --         --          (0.03)**    --        --
------------------------------------------------------
  Distributions from net realized gain on investments       (0.20)     (0.05)     (0.08)     (0.10)    --          --
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                                       (0.54)     (0.40)     (0.32)     (0.41)     (0.31)     --
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                          $   13.59  $   12.17  $   10.90  $   11.34  $   10.52   $    9.80
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                            16.64%     15.67%     (1.22%)     11.99%     10.68%      (2.00%)
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                   1.66%      1.65%      1.55%      1.45%      1.53%       1.44%*
------------------------------------------------------
  Net investment income                                      2.76%      2.98%      2.32%      1.87%      3.03%       5.32%*
------------------------------------------------------
  Expense waiver/reimbursement (c)                         --         --           0.12%      0.25%      0.33%       0.29%*
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)                 $50,094    $48,902    $50,648    $73,197    $35,544      $13,942
------------------------------------------------------
  Portfolio turnover                                           65%       104%        79%        87%        98%         18%
------------------------------------------------------
  Average commission rate paid                            $0.0671     --         --         --         --          --
------------------------------------------------------


  * Computed on an annualized basis.

 ** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting policies. These distributions did not represent a retuurn of capital for federal income tax purpose for the year ended November 30, 1995.

 (a) Reflects operations for the period from October 18, 1991 (date of initial public investment) to November 30, 1991. For the period from July 30, 1991 (start of business) to October 17, 1991, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCK--5.2%
-------------------------------------------------------------------------------------------------
              CHEMICAL & FERTILIZERS--0.8%
              -----------------------------------------------------------------------------------
      40,000  Lyondell Petrochemical Co.                                                           $      900,000
              -----------------------------------------------------------------------------------  --------------
              FINANCE--0.1%
              -----------------------------------------------------------------------------------
       1,500  Providian Corp.                                                                              80,250
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--0.1%
              -----------------------------------------------------------------------------------
       2,500  Ohio Casualty Corp.                                                                          85,000
              -----------------------------------------------------------------------------------  --------------
              INTERNATIONAL OIL--1.3%
              -----------------------------------------------------------------------------------
      15,000  Texaco, Inc.                                                                              1,486,875
              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--1.4%
              -----------------------------------------------------------------------------------
      19,000  Eastman Kodak Co.                                                                         1,539,000
              -----------------------------------------------------------------------------------  --------------
              OIL--1.3%
              -----------------------------------------------------------------------------------
      32,000  Enron Corp.                                                                               1,464,000
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--0.2%
              -----------------------------------------------------------------------------------
       5,500  Duke Power Co.                                                                              255,062
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCK (IDENTIFIED COST $5,990,381)                                           5,810,187
              -----------------------------------------------------------------------------------  --------------
PREFERRED STOCK--7.0%
-------------------------------------------------------------------------------------------------
              ENERGY--2.5%
              -----------------------------------------------------------------------------------
      20,000  Enron Capital Resources Corp., $2.25, Cumulative Pfd., Series A                             515,000
              -----------------------------------------------------------------------------------
      50,000  Enron Capital Trust, $2.08, Pfd.                                                          1,262,500
              -----------------------------------------------------------------------------------
      40,000  Texaco Capital, Inc., $1.72, Pfd., Series A, MIPS                                           930,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,707,500
              -----------------------------------------------------------------------------------  --------------
              FINANCE--0.9%
              -----------------------------------------------------------------------------------
      40,400  Providian Corp., $2.22, Cumulative MIPS                                                   1,035,250
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--1.1%
              -----------------------------------------------------------------------------------
      50,000  Travelers P & C Capital I, $2.02, Pfd.                                                    1,262,500
              -----------------------------------------------------------------------------------  --------------
              INTERNATIONAL OIL--0.6%
              -----------------------------------------------------------------------------------
      25,000  Transcanada Pipelines Ltd., $2.13, Pfd.                                                     643,750
              -----------------------------------------------------------------------------------  --------------
              OIL--1.9%
              -----------------------------------------------------------------------------------
      92,000  Atlantic Richfield Co., $2.23, Conv. Pfd.                                                 2,070,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL PREFERRED STOCK (IDENTIFIED COST $7,993,962)                                        7,719,000
              -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS--17.7%
-------------------------------------------------------------------------------------------------
      30,300  Avalon Properties, Inc.                                                                     776,438
              -----------------------------------------------------------------------------------
      45,900  Camden Property Trust                                                                     1,267,987
              -----------------------------------------------------------------------------------
      40,000  Glimcher Realty Trust                                                                       780,000
              -----------------------------------------------------------------------------------
      40,000  Highwoods Properties, Inc.                                                                1,230,000
              -----------------------------------------------------------------------------------
      40,000  Hospitality Properties Trust                                                              1,080,000
              -----------------------------------------------------------------------------------
      42,100  Kimco Realty Corp., $2.13, Cumulative Pfd.                                                1,068,288
              -----------------------------------------------------------------------------------
      69,000  LTC Properties, Inc.                                                                      1,181,625
              -----------------------------------------------------------------------------------



STAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS--CONTINUED
-------------------------------------------------------------------------------------------------
      21,800  Liberty Property Trust                                                               $      506,850
              -----------------------------------------------------------------------------------
      50,000  Manufactured Home Communities, Inc.                                                       1,000,000
              -----------------------------------------------------------------------------------
      53,200  Meditrust                                                                                 1,988,350
              -----------------------------------------------------------------------------------
      40,000  Merry Land and Investment Co.                                                               800,000
              -----------------------------------------------------------------------------------
      82,100  Omega Healthcare Investors                                                                2,657,988
              -----------------------------------------------------------------------------------
      45,000  Public Storage, Inc., $2.44, Pfd., Series F                                               1,231,875
              -----------------------------------------------------------------------------------
       6,000  Sizeler Property Investment, Inc.                                                            55,500
              -----------------------------------------------------------------------------------
      49,500  Summit Properties, Inc.                                                                     965,250
              -----------------------------------------------------------------------------------
      31,500  Weingarten Realty Investors                                                               1,232,438
              -----------------------------------------------------------------------------------
     140,000  Winston Hotels, Inc.                                                                      1,767,500
              -----------------------------------------------------------------------------------  --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (IDENTIFIED COST $17,926,050)                        19,590,089
              -----------------------------------------------------------------------------------  --------------
CASH EQUIVALENTS--1.0%
-------------------------------------------------------------------------------------------------
              FINANCE--1.0%
              -----------------------------------------------------------------------------------
$  1,065,000  Merrill Lynch & Co., Inc., 5.85%, 12/2/1996 (IDENTIFIED COST $1,064,827)                  1,064,827
              -----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--40.9%
-------------------------------------------------------------------------------------------------
              BANKS & SAVINGS INSTITUTIONS--3.6%
              -----------------------------------------------------------------------------------
   1,350,000  J.P. Morgan & Co., Inc., 8.00%, 5/30/2005                                                 1,386,194
              -----------------------------------------------------------------------------------
     500,000  NationsBank Corp., 7.625%, 4/15/2005                                                        531,030
              -----------------------------------------------------------------------------------
   2,000,000  NationsBank Corp., Medium Term Note, 6.375%, 2/21/2006                                    1,972,480
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,889,704
              -----------------------------------------------------------------------------------  --------------
              CHEMICAL & FERTILIZERS--0.4%
              -----------------------------------------------------------------------------------
     458,000  Dow Chemical Co., 9.35%, 3/15/2002                                                          498,693
              -----------------------------------------------------------------------------------  --------------
              DIVERSIFIED ENERGY--1.9%
              -----------------------------------------------------------------------------------
   2,000,000  Occidental Petroleum Corp., 8.75%, 2/14/2003                                              2,063,380
              -----------------------------------------------------------------------------------  --------------
              ENERGY--0.9%
              -----------------------------------------------------------------------------------
   1,000,000  (c)Chevron Capital USA, Inc., 7.45%, 8/15/2004                                            1,050,490
              -----------------------------------------------------------------------------------  --------------
              FINANCE--5.2%
              -----------------------------------------------------------------------------------
   1,000,000  Associates Corp. of North America, 5.77%, 2/15/1999                                         998,013
              -----------------------------------------------------------------------------------
   1,000,000  Associates Corp. of North America, Medium Term Note, 7.25%,
              5/22/2006                                                                                 1,042,690
              -----------------------------------------------------------------------------------
   1,500,000  (c)International Lease Finance Corp., 8.375%, 12/15/2004                                  1,679,415
              -----------------------------------------------------------------------------------
   2,000,000  Lehman Brothers, Inc., 7.125%, 7/15/2002                                                  2,042,820
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,762,938
              -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--0.3%
              -----------------------------------------------------------------------------------
     360,000  Kimberly-Clark Corp., 7.875%, 2/1/2023                                                      380,707
              -----------------------------------------------------------------------------------  --------------
              HOSPITAL MANAGEMENT--2.2%
              -----------------------------------------------------------------------------------
   2,050,000  Columbia/HCA Healthcare Corp., Medium Term Note, 8.70%,
              2/10/2010                                                                                 2,419,902
              -----------------------------------------------------------------------------------  --------------



STAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS--1.8%
              -----------------------------------------------------------------------------------
$  2,000,000  (c)Procter & Gamble Co., 7.375%, 3/1/2023                                            $    2,046,820
              -----------------------------------------------------------------------------------  --------------
              INDUSTRIAL--9.2%
              -----------------------------------------------------------------------------------
   1,500,000  Ashland, Inc., 7.78%, 9/19/2016                                                           1,598,370
              -----------------------------------------------------------------------------------
     750,000  Ashland, Inc., Series F, 7.90%, 8/5/2006                                                    812,302
              -----------------------------------------------------------------------------------
   2,500,000  Circus Circus Enterprises, Inc., 6.75%, 7/15/2003                                         2,521,750
              -----------------------------------------------------------------------------------
   1,000,000  Lockheed Corp., 7.875%, 3/15/2023                                                         1,046,280
              -----------------------------------------------------------------------------------
   2,000,000  Manor Care, Inc., 7.50%, 6/15/2006                                                        2,115,960
              -----------------------------------------------------------------------------------
   1,000,000  Safeway, Inc., Medium Term Note, 8.27%, 3/29/2000                                         1,053,890
              -----------------------------------------------------------------------------------
   1,000,000  Safeway, Inc., Medium Term Note, 8.57%, 4/1/2003                                          1,099,410
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,247,962
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--1.5%
              -----------------------------------------------------------------------------------
   1,500,000  (c)Ohio National Life Insurance Company, 8.875%, 7/15/2004                                1,646,340
              -----------------------------------------------------------------------------------  --------------
              INTERNATIONAL--1.6%
              -----------------------------------------------------------------------------------
     500,000  Philips Electronics N.V., 6.75%, 8/15/2003                                                  505,760
              -----------------------------------------------------------------------------------
   1,100,000  Philips Electronics N.V., 8.375%, 9/15/2006                                               1,219,845
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,725,605
              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--0.2%
              -----------------------------------------------------------------------------------
     250,000  Eastman Kodak Co., 9.875%, 11/1/2004                                                        268,320
              -----------------------------------------------------------------------------------  --------------
              RETAILING & APPAREL--1.9%
              -----------------------------------------------------------------------------------
   1,125,000  Penney (J.C.) Co., Inc., 9.45%, 7/15/2002                                                 1,236,240
              -----------------------------------------------------------------------------------
     725,000  Sears, Roebuck & Co., 8.66%, 10/2/2006                                                      833,873
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,070,113
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--1.4%
              -----------------------------------------------------------------------------------
   1,550,000  GTE Corp., 7.83%, 5/1/2023                                                                1,604,886
              -----------------------------------------------------------------------------------  --------------
              TOBACCO--1.5%
              -----------------------------------------------------------------------------------
     500,000  Philip Morris Cos., Inc., 6.00%, 11/15/1999                                                 495,645
              -----------------------------------------------------------------------------------
   1,117,000  Philip Morris Cos., Inc., 7.125%, 8/15/2002                                               1,142,490
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,638,135
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--7.3%
              -----------------------------------------------------------------------------------
     500,000  Cincinnati Gas and Electric Co., 8.95%, 12/15/2021                                          532,515
              -----------------------------------------------------------------------------------
   1,000,000  Detroit Edison Co., 6.40%, 10/1/1998                                                      1,008,920
              -----------------------------------------------------------------------------------
     389,000  Duke Power Co., 7.875%, 5/1/2024                                                            408,419
              -----------------------------------------------------------------------------------
   2,000,000  Northern Illinois Gas, 6.45%, 8/1/2001                                                    2,028,500
              -----------------------------------------------------------------------------------
   2,000,000  (c)Northern Illinois Gas, 7.26%, 10/15/2025                                               1,951,720
              -----------------------------------------------------------------------------------
   1,000,000  Pacific Bell, 7.25%, 2/1/2008                                                             1,009,950
              -----------------------------------------------------------------------------------
   1,000,000  Pacific Bell, 8.50%, 8/15/2031                                                            1,090,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     8,030,274
              -----------------------------------------------------------------------------------  --------------
              TOTAL CORPORATE BOND (IDENTIFIED COST $44,107,800)                                       45,344,269
              -----------------------------------------------------------------------------------  --------------



STAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
INTERNATIONAL BONDS--5.6%
-------------------------------------------------------------------------------------------------
              CLOSED-END INVESTMENT COMPANIES--2.6%
              -----------------------------------------------------------------------------------
$    120,000  First Commonwealth Fund, Inc.                                                        $    1,485,000
              -----------------------------------------------------------------------------------
     145,000  Kleinwort Benson Australian Income Fund                                                   1,341,250
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,826,250
              -----------------------------------------------------------------------------------  --------------
              INDUSTRIAL--1.6%
              -----------------------------------------------------------------------------------
   1,775,000  News America Holdings, Inc., 7.60%, 10/11/2015                                            1,776,118
              -----------------------------------------------------------------------------------  --------------
              METALS & MINING--1.4%
              -----------------------------------------------------------------------------------
   1,500,000  Alcan Aluminum, Ltd., 9.20%, 3/15/2001                                                    1,562,130
              -----------------------------------------------------------------------------------  --------------
              TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $6,024,868)                                    6,164,498
              -----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--20.9%
-------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION--5.6%
              -----------------------------------------------------------------------------------
     281,618  11.00%, 4/1/2003                                                                            300,185
              -----------------------------------------------------------------------------------
   2,224,962  8.50%, 7/1/2024                                                                           2,342,440
              -----------------------------------------------------------------------------------
         906  8.75%, 10/1/2014                                                                                948
              -----------------------------------------------------------------------------------
   1,025,152  9.00%, 5/1/2021                                                                           1,093,694
              -----------------------------------------------------------------------------------
     500,000  8.00%, REMIC, 7/15/2020                                                                     512,280
              -----------------------------------------------------------------------------------
     670,000  10.00%, REMIC, 12/15/2020                                                                   754,252
              -----------------------------------------------------------------------------------
   1,000,000  10.00%, REMIC, 1/15/2021                                                                  1,132,240
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,136,039
              -----------------------------------------------------------------------------------  --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.6%
              -----------------------------------------------------------------------------------
     272,920  9.00%, 4/1/2016                                                                             291,167
              -----------------------------------------------------------------------------------
     500,000  8.40%, REMIC, 8/25/2019                                                                     526,145
              -----------------------------------------------------------------------------------
     217,937  10.00%, REMIC, 12/25/2018                                                                   227,714
              -----------------------------------------------------------------------------------
   1,000,000  9.00%, REMIC, 11/25/2019                                                                  1,076,010
              -----------------------------------------------------------------------------------
     470,396  9.40%, REMIC, 6/25/2019                                                                     491,088
              -----------------------------------------------------------------------------------
   1,100,000  9.50%, REMIC, 6/25/2020                                                                   1,186,262
              -----------------------------------------------------------------------------------
     327,319  8.20%, REMIC, 4/25/2006                                                                     329,427
              -----------------------------------------------------------------------------------
   2,200,000  7.50%, REMIC, 5/25/2020                                                                   2,259,598
              -----------------------------------------------------------------------------------
   2,000,000  7.75%, REMIC, 5/25/2021                                                                   2,059,600
              -----------------------------------------------------------------------------------
     925,000  7.25%, REMIC, 2/25/2017                                                                     935,906
              -----------------------------------------------------------------------------------
     383,806  4.75%, REMIC, 12/25/2011                                                                    381,242
              -----------------------------------------------------------------------------------
   1,000,000  4.00%, REMIC, 6/25/2020                                                                     875,850
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,640,009
              -----------------------------------------------------------------------------------  --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.7%
              -----------------------------------------------------------------------------------
   1,250,000  (b)7.50%, 12/15/2026                                                                      1,266,797
              -----------------------------------------------------------------------------------
   3,955,311  8.00%, 8/20/2026                                                                          4,054,154
              -----------------------------------------------------------------------------------
     677,241  9.00%, 1/15/2022                                                                            724,214
              -----------------------------------------------------------------------------------



STAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--CONTINUED
-------------------------------------------------------------------------------------------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
              -----------------------------------------------------------------------------------
$    277,311  9.00%, 7/15/2016                                                                     $      298,885
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,344,050
              -----------------------------------------------------------------------------------  --------------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,792,963)                                  23,120,098
              -----------------------------------------------------------------------------------  --------------
INTERNATIONAL MUTUAL FUND--0.5%
-------------------------------------------------------------------------------------------------
      42,088  Benham European Government Bond Fund (IDENTIFIED COST $500,000)                             512,205
              -----------------------------------------------------------------------------------  --------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------
          70  Put Option on Sallie Mae, expires 1/18/1997, strike @ 65                                        875
              -----------------------------------------------------------------------------------
         125  Put Option on J.C. Penney Co., expires 2/22/1997, strike @ 45                                 1,563
              -----------------------------------------------------------------------------------
          50  Call Option on Conrail, expires 12/21/1996, strike @ 90                                      39,375
              -----------------------------------------------------------------------------------
         100  Put Option on Texaco, expires 1/18/1997, strike @ 85                                          2,813
              -----------------------------------------------------------------------------------  --------------
              TOTAL OPTIONS (IDENTIFIED COST $50,681)                                                      44,626
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $106,451,532)(A)                                  $  109,369,799
              -----------------------------------------------------------------------------------  --------------


 (a) The cost of investments for federal tax purposes amounts to $106,293,532. The net unrealized appreciation of investments on a federal tax basis amounts to $3,076,267 which is comprised of $3,624,605 appreciation and $548,338 depreciation at November 30, 1996.

(b) When-issued security.

 (c) Includes securities held in a segregated account to cover written option transactions.

Note: The categories of investments are shown as a percentage of net assets
      ($110,774,815) at November 30, 1996.

The following acronyms are used throughout this portfolio:

MIPS--Monthly Income Preferred Securities
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STAR STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $106,451,532 and $106,293,532 tax cost)                                           $  109,369,799
-------------------------------------------------------------------------------------------------
Cash                                                                                                           65
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,491,422
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         8,009,171
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                797,543
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          19,175
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     119,687,175
-------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for investments purchased                                                    $  8,770,190
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                12,909
-----------------------------------------------------------------------------------
Options written, at value (premium received $67,863)                                       74,094
-----------------------------------------------------------------------------------
Accrued expenses                                                                           55,167
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  8,912,360
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 10,546,598 shares outstanding                                                       $  110,774,815
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  108,852,276
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and written options                                          2,912,036
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and options                                               (1,275,409)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       285,912
-------------------------------------------------------------------------------------------------  --------------
     TOTAL NET ASSETS                                                                              $  110,774,815
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE:
($110,774,815 / 10,546,598 shares outstanding)                                                             $10.50
-------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share: (95/100 of $10.50)*                                                          $9.98
-------------------------------------------------------------------------------------------------  --------------


*See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


STAR STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   2,599,149
---------------------------------------------------------------------------------------------------
Interest                                                                                                 3,661,597
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        6,260,746
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  689,394
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    72,413
---------------------------------------------------------------------------------------
Custodian fees                                                                               18,142
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     58,689
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     1,290
---------------------------------------------------------------------------------------
Auditing fees                                                                                11,627
---------------------------------------------------------------------------------------
Legal fees                                                                                    1,645
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    61,222
---------------------------------------------------------------------------------------
Shareholder services fee                                                                     30,489
---------------------------------------------------------------------------------------
Share registration costs                                                                     21,330
---------------------------------------------------------------------------------------
Printing and postage                                                                         19,646
---------------------------------------------------------------------------------------
Insurance premiums                                                                              655
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,125
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        988,667
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          5,272,079
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments (includes $95,317 net gain on written options)                         (1,275,409)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                                         2,107,201
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments and options                                           831,792
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $   6,103,871
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             YEAR ENDED
                                                                                            NOVEMBER 30,
                                                                                        1996            1995*
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------
Net investment income                                                              $     5,272,079  $   1,942,006
---------------------------------------------------------------------------------
Net realized gain (loss) on investments and options ($1,254,679 net loss and
$76,916 net gain, respectively, as computed for federal tax purposes)                   (1,275,409)        76,916
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                         2,107,201        804,835
---------------------------------------------------------------------------------  ---------------  -------------
     Change in net assets resulting from operations                                      6,103,871      2,823,757
---------------------------------------------------------------------------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------------
Distributions from net investment income                                                (5,063,250)    (1,856,897)
---------------------------------------------------------------------------------
Distributions from net realized gains                                                    --               (76,916)
---------------------------------------------------------------------------------
Distributions in excess of net realized gains                                            --                (8,026)
---------------------------------------------------------------------------------  ---------------  -------------
     Change in net assets resulting from distributions to shareholders                  (5,063,250)    (1,941,839)
---------------------------------------------------------------------------------  ---------------  -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------------
Proceeds from sale of shares                                                            72,076,625     48,423,382
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 1,844,849        756,172
---------------------------------------------------------------------------------
Cost of shares redeemed                                                                (11,699,941)    (2,548,811)
---------------------------------------------------------------------------------  ---------------  -------------
     Change in net assets resulting from share transactions                             62,221,533     46,630,743
---------------------------------------------------------------------------------  ---------------  -------------
          Change in net assets                                                          63,262,154     47,512,661
---------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------
Beginning of period                                                                     47,512,661       --
---------------------------------------------------------------------------------  ---------------  -------------
End of period (including undistributed net investment income of $285,912 and
$85,109, respectively)                                                             $   110,774,815  $  47,512,661
---------------------------------------------------------------------------------  ---------------  -------------


*For the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


STAR STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                YEAR ENDED
                                                                                               NOVEMBER 30,
                                                                                            1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $   10.53   $   10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income                                                                        0.73        0.69
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                      (0.04)       0.55
----------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                             0.69        1.24
----------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.72)      (0.67)
----------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                        --           (0.04)
----------------------------------------------------------------------------------------
  Distributions in excess of net realized gain on investments                                --           (0.00)**
----------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                         (0.72)      (0.71)
----------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                            $   10.50   $   10.53
----------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                               6.99%      12.71%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                     1.36%       1.47%*
----------------------------------------------------------------------------------------
  Net investment income                                                                        7.26%       7.41%*
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                           --            0.10%*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                  $110,775  $   47,513
----------------------------------------------------------------------------------------
  Average commission rate paid                                                              $0.0043      --
----------------------------------------------------------------------------------------
  Portfolio turnover                                                                            201%        258 %
----------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 ** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

 (a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--21.0%
-------------------------------------------------------------------------------------------------
               BANKING--2.2%
               ----------------------------------------------------------------------------------
$   1,500,000  Citicorp, 8.625%, 12/1/2002                                                         $    1,662,300
               ----------------------------------------------------------------------------------
    1,250,000  Nationsbank Corp., 7.625%, 4/15/2005                                                     1,327,575
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    2,989,875
               ----------------------------------------------------------------------------------  --------------
               BEVERAGE & TOBACCO--0.8%
               ----------------------------------------------------------------------------------
    1,029,000  Philip Morris Cos, Inc., 8.625%, 3/1/1999                                                1,082,230
               ----------------------------------------------------------------------------------  --------------
               CHEMICALS--1.2%
               ----------------------------------------------------------------------------------
    1,624,280  Dow Chemical Co., 7.60%, 1/2/2002                                                        1,686,327
               ----------------------------------------------------------------------------------  --------------
               FINANCE--4.8%
               ----------------------------------------------------------------------------------
    2,500,000  Associates Corp., 7.25%, 5/22/2006                                                       2,606,725
               ----------------------------------------------------------------------------------
      250,000  International Lease Financing Co., 8.375%, 12/15/2004                                      279,903
               ----------------------------------------------------------------------------------
    3,750,000  International Lease Financing Co., 6.25%, 10/15/2000                                     3,757,875
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    6,644,503
               ----------------------------------------------------------------------------------  --------------
               FOOD & BEVERAGE--0.4%
               ----------------------------------------------------------------------------------
      500,000  McDonald's Corp., 8.375%, 10/29/1999                                                       533,775
               ----------------------------------------------------------------------------------  --------------
               HEALTHCARE--1.9%
               ----------------------------------------------------------------------------------
    1,500,000  Columbia HCA Healthcare Co., 6.91%, 6/15/2005                                            1,536,465
               ----------------------------------------------------------------------------------
      250,000  Columbia HCA Healthcare Co., 8.70%, 12/10/2010                                             295,110
               ----------------------------------------------------------------------------------
      765,000  Columbia Healthcare Corp., 6.125%, 12/15/2000                                              765,138
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    2,596,713
               ----------------------------------------------------------------------------------  --------------
               HOUSEHOLD PRODUCTS--0.7%
               ----------------------------------------------------------------------------------
    1,000,000  Procter & Gamble Co., 7.375%, 3/1/2023                                                   1,023,410
               ----------------------------------------------------------------------------------  --------------
               INTERNATIONAL--3.2%
               ----------------------------------------------------------------------------------
    1,000,000  Alcan Aluminum Corp., 7.25%, 12/15/1999                                                  1,032,460
               ----------------------------------------------------------------------------------
      400,000  Alcan Aluminum Ltd., 9.20%, 3/15/2001                                                      416,568
               ----------------------------------------------------------------------------------
    1,500,000  News America Holdings, Inc., 9.125%, 10/15/1999                                          1,610,865
               ----------------------------------------------------------------------------------
    1,500,000  Philips Electric, 6.75%, 8/15/2003                                                       1,517,280
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    4,577,173
               ----------------------------------------------------------------------------------  --------------
               OIL--1.2%
               ----------------------------------------------------------------------------------
    1,000,000  Ashland Oil, Inc., 7.90%, 8/5/2006                                                       1,083,070
               ----------------------------------------------------------------------------------
      600,000  Chevron Capital USA, Inc., 7.45%, 8/15/2004                                                630,294
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    1,713,364
               ----------------------------------------------------------------------------------  --------------
               TELEPHONE--0.4%
               ----------------------------------------------------------------------------------
      500,000  GTE Corp., 7.83%, 5/1/2023                                                                 517,705
               ----------------------------------------------------------------------------------  --------------
               UTILITIES-ELECTRIC--4.2%
               ----------------------------------------------------------------------------------
      100,000  Alabama Power Co., 8.75%, 12/1/2021                                                        105,661
               ----------------------------------------------------------------------------------
    4,250,000  Georgia Power Co., 6.625%, 4/1/2003                                                      4,244,560
               ----------------------------------------------------------------------------------



STAR U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
               UTILITIES-ELECTRIC--CONTINUED
               ----------------------------------------------------------------------------------
$     500,000  Northern Illinois Gas Co., 7.26%, 10/15/2025                                        $      487,930
               ----------------------------------------------------------------------------------
    1,000,000  Northern Illinois Gas Co., 6.45%, 8/1/2001                                               1,014,250
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    5,852,401
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST, $28,467,693)                                    29,217,476
               ----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--24.8%
-------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--0.3%
               ----------------------------------------------------------------------------------
      410,683  6.00%, 8/1/2013                                                                            399,898
               ----------------------------------------------------------------------------------  --------------
               FEDERAL HOME LOAN MORTGAGE CORP.--9.3%
               ----------------------------------------------------------------------------------
    4,214,668  7.00%, 9/17/2031                                                                         4,175,130
               ----------------------------------------------------------------------------------
    2,000,000  7.585%, 9/19/2006                                                                        2,094,840
               ----------------------------------------------------------------------------------
    6,500,000  PC Gtd., 6.50%, 2/15/2023                                                                6,480,305
               ----------------------------------------------------------------------------------
      138,934  PC Gtd., 7.00%, 5/15/2019                                                                  138,867
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   12,889,142
               ----------------------------------------------------------------------------------  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.5%
               ----------------------------------------------------------------------------------
    1,500,000  5.36%, 2/16/2001                                                                         1,470,060
               ----------------------------------------------------------------------------------
    5,500,000  6.14%, 11/25/2005                                                                        5,430,865
               ----------------------------------------------------------------------------------
    2,500,000  6.54%, 10/3/2005                                                                         2,534,875
               ----------------------------------------------------------------------------------
    1,000,000  6.82%, 8/23/2005                                                                         1,032,900
               ----------------------------------------------------------------------------------
    2,000,000  7.25%, 2/25/2017, REMIC                                                                  2,023,580
               ----------------------------------------------------------------------------------
      843,510  7.25%, 1/25/2019, REMIC                                                                    849,356
               ----------------------------------------------------------------------------------
    6,542,000  7.25%, 1/17/2021, REMIC                                                                  6,779,409
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   20,121,045
               ----------------------------------------------------------------------------------  --------------
               STUDENT LOAN MARKETING ASSOCIATION--0.7%
               ----------------------------------------------------------------------------------
    1,000,000  5.38%, 8/2/1999                                                                            999,280
               ----------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST, $33,498,601)                                34,409,365
               ----------------------------------------------------------------------------------  --------------
U.S. TREASURY--51.7%
-------------------------------------------------------------------------------------------------
               TREASURY BONDS--17.7%
               ----------------------------------------------------------------------------------
    1,000,000  6.25%, 8/15/2023                                                                           970,560
               ----------------------------------------------------------------------------------
    2,000,000  6.75%, 8/15/2026                                                                         2,087,440
               ----------------------------------------------------------------------------------
    2,300,000  7.50%, 11/15/2016                                                                        2,570,388
               ----------------------------------------------------------------------------------
    7,000,000  7.50%, 11/15/2024                                                                        7,928,480
               ----------------------------------------------------------------------------------
    4,950,000  7.625%, 2/15/2025                                                                        5,694,876
               ----------------------------------------------------------------------------------
    2,000,000  8.125%, 8/15/2019                                                                        2,387,960
               ----------------------------------------------------------------------------------
    2,300,000  8.75%, 8/15/2020                                                                         2,926,359
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   24,566,063
               ----------------------------------------------------------------------------------  --------------



STAR U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
U.S. TREASURY--CONTINUED
-------------------------------------------------------------------------------------------------
               TREASURY NOTES--34.0%
               ----------------------------------------------------------------------------------
$   2,750,000  5.50%, 2/28/1999                                                                    $    2,743,400
               ----------------------------------------------------------------------------------
    2,500,000  5.625%, 11/30/2000                                                                       2,486,800
               ----------------------------------------------------------------------------------
    7,750,000  5.875%, 4/30/1998                                                                        7,790,068
               ----------------------------------------------------------------------------------
   15,000,000  6.25%, 7/31/1998                                                                        15,167,850
               ----------------------------------------------------------------------------------
    9,400,000  6.75%, 5/31/1999                                                                         9,638,384
               ----------------------------------------------------------------------------------
    1,250,000  7.25%, 5/15/2004                                                                         1,344,850
               ----------------------------------------------------------------------------------
    7,650,000  7.75%, 11/30/1999                                                                        8,076,334
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   47,247,686
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY (IDENTIFIED COST, $70,075,224)                                      71,813,749
               ----------------------------------------------------------------------------------  --------------
SHORT-TERM INVESTMENTS--1.0%
-------------------------------------------------------------------------------------------------
    1,378,000  Merrill Lynch & Co., Inc., 5.85%, 12/2/1996 (at amortized cost)                          1,377,776
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST, $133,419,294)(A)                                $  136,818,366
               ----------------------------------------------------------------------------------  --------------


(a) The cost of investments for federal tax purposes amounts to $133,574,956. The net unrealized appreciation of investments on a federal tax basis amounts to $3,243,410, which is comprised of $3,392,112 appreciation and $148,702 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($138,873,581) at November 30, 1996.

The following acronyms are used throughout this portfolio:

GTD--Guaranty
PC--Participation Certificate
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STAR U.S. GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $133,419,294 and tax cost $133,574,956)                                           $  136,818,366
-------------------------------------------------------------------------------------------------
Cash                                                                                                          548
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,204,613
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 54,688
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           9,626
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     139,087,841
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $   54,982
-------------------------------------------------------------------------------------
Income distribution payable                                                               106,766
-------------------------------------------------------------------------------------
Accrued expenses                                                                           52,512
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    214,260
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 14,131,815 shares outstanding                                                       $  138,873,581
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  138,152,508
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              3,399,072
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                           (2,706,782)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        28,783
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  138,873,581
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($138,873,581 / 14,131,815 shares outstanding)                                    $9.83
-------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/96.50 of $9.83)*                                                             $10.19
-------------------------------------------------------------------------------------------------  --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


STAR U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $   7,962,183
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  702,550
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   117,252
---------------------------------------------------------------------------------------
Custodian fees                                                                               28,690
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     46,302
---------------------------------------------------------------------------------------
Directors                                                                                     4,283
---------------------------------------------------------------------------------------
Auditing fees                                                                                17,008
---------------------------------------------------------------------------------------
Legal fees                                                                                    2,114
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    56,151
---------------------------------------------------------------------------------------
Shareholder services fee                                                                     47,895
---------------------------------------------------------------------------------------
Share registration costs                                                                     17,497
---------------------------------------------------------------------------------------
Printing and postage                                                                         20,046
---------------------------------------------------------------------------------------
Insurance premiums                                                                            5,230
---------------------------------------------------------------------------------------
Miscellaneous                                                                                11,775
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                      1,076,793
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          6,885,390
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                        (1,134,865)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       293,860
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized loss on investments                                                      (841,005)
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $   6,044,385
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


STAR U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                                      1996            1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $    6,885,390  $    6,170,428
-------------------------------------------------------------------------------
Net realized gain (loss) on investments ($1,143,487 net loss and $173,123 net
gain, respectively, as computed for federal tax purposes)                            (1,134,865)         48,883
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                    293,860       7,371,857
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                   6,044,385      13,591,168
-------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income                                             (6,869,461)     (6,170,428)
-------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         63,105,408      46,528,164
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                              3,057,540       2,992,672
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (36,130,736)    (35,199,263)
-------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                          30,032,212      14,321,573
-------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                       29,207,136      21,742,313
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                 109,666,445      87,924,132
-------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $28,783 and $0,
respectively)                                                                    $  138,873,581  $  109,666,445
-------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


STAR U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED NOVEMBER 30,
                                                                        1996       1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    9.98  $    9.24  $   10.25   $   10.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                    0.57       0.60       0.55        0.51
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  (0.15)      0.74      (0.90)       0.25
--------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                         0.42       1.34      (0.35)       0.76
--------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                (0.57)     (0.60)     (0.55)      (0.51)
--------------------------------------------------------------------
  Distributions from net realized gain on investments                    --         --          (0.11)     --
--------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                     (0.57)     (0.60)     (0.66)      (0.51)
--------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                        $    9.83  $    9.98  $    9.24   $   10.25
--------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                                           4.46%     14.90%     (3.53)%       7.63%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                 0.92%      0.92%      0.97%       1.12%*
--------------------------------------------------------------------
  Net investment income                                                    5.88%      6.23%      5.87%       5.55%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                       --         --           0.03%       0.30%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                              $138,874   $109,666    $87,924      $44,187
--------------------------------------------------------------------
  Portfolio turnover                                                        158%       236%       148%        105%
--------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from January 5, 1993 (date of initial public investment) to November 30, 1993. For the period from November 23, 1992 (start of business) to January 4, 1993, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

STAR FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Star Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight, diversified portfolios. The following portfolios comprise the Trust:

PORTFOLIO NAME
Star Capital Appreciation Fund ("Capital Appreciation Fund")
Star Growth Equity Fund ("Growth Equity Fund")
Star Relative Value Fund ("Relative Value Fund")
The Stellar Fund ("Stellar Fund")
Star Strategic Income Fund ("Strategic Income Fund")
Star Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Star Treasury Fund ("Treasury Fund")
Star U.S. Government Income Fund ("U.S. Government Income Fund")

The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

PORTFOLIO NAME
Capital Appreciation Fund
Growth Equity Fund
Relative Value Fund
Stellar Fund
Strategic Income Fund
U.S. Government Income Fund

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objectives of the portfolios are as follows:

           PORTFOLIO NAME                                        INVESTMENT OBJECTIVE
Capital Appreciation Fund              Maximize capital appreciation
Growth Equity Fund                     Maximize capital appreciation
Relative Value Fund                    Maximize total return, a combination of income and capital appreciation
Stellar Fund                           Maximize total return, a combination of dividend income and capital appreciation
Strategic Income Fund                  Generate high current income
U.S. Government Income Fund            Provide current income


The Funds, except Stellar Fund, are offered without class designation. Shares of Stellar Fund are offered in two classes: Investment shares and Trust shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Equity securities traded on a securities exchange and securities traded in the over-the-counter market are valued at the last reported sales price on the day of evaluation; other securities for which no sale was reported on that date, are valued at the last quoted bid price. Corporate and municipal bonds, asset backed securities and U.S. government securities are valued using the last quoted bid price as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


STAR FUNDS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to net operating losses, and market discount. The following reclassifications have been made to the financial statements.

                                                        INCREASE (DECREASE)
                                                      ACCUMULATED
                                         PAID-IN      NET REALIZED       UNDISTRIBUTED NET
              FUND NAME                  CAPITAL       GAIN/LOSS         INVESTMENT INCOME
Capital Appreciation Fund              $  (167,843)    $  (20,499)          $   188,342
Strategic Income Fund                      --               8,026                (8,026)
U.S. Government Income Fund                --             (12,854)               12,854


     Net investment income, net realized gains/losses, and net assets were not affected by these reclassifications.

     FEDERAL TAXES--It is each Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

     At November 30, 1996, Star Capital Appreciation Fund, Strategic Income Fund and U.S. Government Income Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

                FUND                      TOTAL TAX-LOSS CARRYFORWARD
Capital Appreciation Fund                          $ 657,799
Strategic Income Fund                              1,254,579
U.S. Government Income Fund                        2,551,119


     Pursuant to the Code, such capital loss carryforwards will expire as follows:

      STAR CAPITAL APPRECIATION FUND                    STRATEGIC INCOME FUND
 EXPIRATION YEAR       EXPIRATION AMOUNT      EXPIRATION YEAR       EXPIRATION AMOUNT
       2004                $657,799                 2004               $1,254,579



STAR FUNDS
--------------------------------------------------------------------------------

        U.S. GOVERNMENT INCOME FUND
 EXPIRATION YEAR       EXPIRATION AMOUNT
       2002               $1,407,632
       2004               $1,143,487


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     OPTION CONTRACTS WRITTEN--The Capital Appreciation Fund, Growth Equity Fund, Stellar Fund, Strategic Income Fund and U.S. Government Income Fund may write "covered" call option contracts. All of the preceding Funds, except U.S. Government Income Fund may also write "covered" put options. A written option obligates the Funds to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return than would be realized on underlying securities alone. By writing call options, the Funds' may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the fiscal year ended November 30, 1996, Capital Appreciation Fund, Growth Equity Fund, Stellar Fund, and Strategic Income Fund had realized gain (loss) on options contracts of $16,134, ($182,391), $107,759, and $95,317, respectively.

     At November 30, 1996, Capital Appreciation Fund, The Stellar Fund, Relative Value and U.S. Government Income Fund had no outstanding options.

     At November 30, 1996, Growth Equity Fund, and Strategic Income Fund had the following outstanding options:

                                                 GROWTH EQUITY FUND
                                                                          NUMBER          UNREALIZED
                                            EXPIRATION    EXERCISE          OF           APPRECIATION       MARKET
ISSUER                           TYPE          DATE         PRICE        CONTRACTS      (DEPRECIATION)      VALUE
CISCO Systems                       Call       1/17/97    $   55.00            200        $   113,305     $  277,500
----------------------------
Hewlett Packard                     Call       1/17/97        50.00             50             13,950         25,000
----------------------------
Conrail                              Put       1/17/97        85.00             25             (4,743)         2,187
----------------------------
Conrail                              Put       1/17/97        80.00             25            (11,149)         1,250
----------------------------
Texaco                               Put       1/17/97        95.00             50                825          7,187
----------------------------
Citicorp                             Put       1/17/97       100.00             25             (4,586)         2,500
----------------------------
Citicorp                             Put       1/17/97       105.00             25                724          5,467
----------------------------                                                           -----------------  ----------
     Total                                                                                $   108,326     $  321,091
----------------------------                                                           -----------------  ----------



STAR FUNDS
--------------------------------------------------------------------------------

                                               STRATEGIC INCOME FUND
                                                                         NUMBER          UNREALIZED
                                         EXPIRATION     EXERCISE           OF           APPRECIATION       MARKET
ISSUER                        TYPE          DATE          PRICE         CONTRACTS      (DEPRECIATION)       VALUE
Eastman Kodak                     Put        1/1/98   $       70.00            50           $(2,338)     $   14,063
-------------------------
Merrill Lynch                     Put        1/1/97           75.00            50             2,350           6,875
-------------------------
Dow Chemical                      Put        3/1/97           80.00            25              (231    )      4,531
-------------------------
FNMA                              Put        1/1/97           37.50            50             2,377           1,875
-------------------------
Mellon Bank                       Put        3/1/97           65.00            20             2,315           2,375
-------------------------
Texaco                           Call      12/21/96          100.00           150            (4,878    )     27,187
-------------------------
Texaco                            Put        1/1/97          100.00            50            (5,826    )     17,188
-------------------------                                                                  --------      -----------
     Total                                                                                  $(6,231    ) $   74,094
-------------------------                                                                  --------      -----------


     The following is a summary of the Capital Appreciation Fund, Growth Equity Fund, Relative Value Fund, Stellar Fund, and Strategic Income Fund written options activity:

                                                                                          CAPITAL
                                                                                     APPRECIATION FUND
                                                                                  NUMBER OF
                                                                                  CONTRACTS      PROCEEDS*
Outstanding at December 1, 1995                                                          90      $   14,827
-----------------------------------------------------------------------------
Contracts opened                                                                        110          16,134
-----------------------------------------------------------------------------
Contracts expired                                                                      (110)        (16,134)
-----------------------------------------------------------------------------
Contracts exercised                                                                     (90)        (14,827)
-----------------------------------------------------------------------------
Contracts closed                                                                          0               0
-----------------------------------------------------------------------------       -------     ------------
Outstanding at November 30, 1996                                                          0      $        0
-----------------------------------------------------------------------------       -------     ------------


                                                                                    GROWTH EQUITY FUND
                                                                                  NUMBER OF
                                                                                  CONTRACTS      PROCEEDS*
Outstanding at December 1, 1995                                                           0      $        0
-----------------------------------------------------------------------------
Contracts opened                                                                        850         353,935
-----------------------------------------------------------------------------
Contracts expired                                                                      (100)         (9,675)
-----------------------------------------------------------------------------
Contracts exercised                                                                       0               0
-----------------------------------------------------------------------------
Contracts closed                                                                       (350)       (131,495)
-----------------------------------------------------------------------------       -------     ------------
Outstanding at November 30, 1996                                                        400      $  212,765
-----------------------------------------------------------------------------       -------     ------------


                                                                                       STELLAR FUND
                                                                                  NUMBER OF
                                                                                  CONTRACTS      PROCEEDS*
Outstanding at December 1, 1995                                                           0      $        0
-----------------------------------------------------------------------------
Contracts opened                                                                        835         122,555
-----------------------------------------------------------------------------
Contracts expired                                                                      (755)       (100,126)
-----------------------------------------------------------------------------
Contracts exercised                                                                     (50)        (11,675)
-----------------------------------------------------------------------------
Contracts closed                                                                        (30)        (10,754)
-----------------------------------------------------------------------------       -------     ------------
Outstanding at November 30, 1996                                                          0      $        0
-----------------------------------------------------------------------------       -------     ------------



STAR FUNDS
--------------------------------------------------------------------------------

                                                                                   STRATEGIC INCOME FUND
                                                                                  NUMBER OF
                                                                                  CONTRACTS      PROCEEDS*
Outstanding at December 1, 1995                                                         390      $   33,236
-----------------------------------------------------------------------------
Contracts opened                                                                      5,004         789,091
-----------------------------------------------------------------------------
Contracts expired                                                                      (335)        (27,524)
-----------------------------------------------------------------------------
Contracts exercised                                                                    (725)       (117,756)
-----------------------------------------------------------------------------
Contracts closed                                                                     (3,939)       (609,184)
-----------------------------------------------------------------------------       -------     ------------
Outstanding at November 30, 1996                                                        395      $   67,863
-----------------------------------------------------------------------------       -------     ------------


     *Represents premium received less commissions paid.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                                CAPITAL
                                                                                           APPRECIATION FUND
                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                           1996         1995
Shares sold                                                                               2,651,433   2,294,518
--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           54,406      11,825
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (1,172,964)   (490,433)
--------------------------------------------------------------------------------------  -----------  ----------
     Net change resulting from Fund share transactions                                    1,532,875   1,815,910
--------------------------------------------------------------------------------------  -----------  ----------

                                                                                          GROWTH EQUITY FUND
                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                           1996         1995
Shares sold                                                                               2,614,772   4,433,979
--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          201,504      41,831
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (1,025,812)   (640,831)
--------------------------------------------------------------------------------------  -----------  ----------
     Net change resulting from Fund share transactions                                    1,790,464   3,834,979
--------------------------------------------------------------------------------------  -----------  ----------



STAR FUNDS
--------------------------------------------------------------------------------

                                                                                         RELATIVE VALUE FUND
                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996         1995
Shares sold                                                                              3,556,654    3,270,703
-------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          59,691       40,596
-------------------------------------------------------------------------------------
Shares redeemed                                                                         (1,062,532)  (1,044,452)
-------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from Fund share transactions                                   2,553,813    2,266,847
-------------------------------------------------------------------------------------  -----------  -----------

                                                                               STELLAR FUND
                                                                          YEAR ENDED NOVEMBER 30,
                                                                     1996                       1995
INVESTMENT SHARES                                           SHARES       DOLLARS       SHARES        DOLLARS
---------------------------------------------------------  ---------  -------------  -----------  --------------
Shares sold                                                  288,055  $   3,589,181      316,665  $    3,633,111
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                     168,747      2,069,667      151,838       1,724,929
---------------------------------------------------------
Shares redeemed                                             (788,848)    (9,876,152)  (1,097,558)    (12,603,176)
---------------------------------------------------------  ---------  -------------  -----------  --------------
     Net change resulting from Investment Share
     transactions                                           (332,046) ($  4,217,304)    (629,055) ($   7,245,136)
---------------------------------------------------------  ---------  -------------  -----------  --------------

                                                                              STELLAR FUND
                                                                        YEAR ENDED NOVEMBER 30,
                                                                   1996                         1995
TRUST SHARES                                              SHARES        DOLLARS        SHARES        DOLLARS
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               1,265,521  $   15,807,714    1,362,547  $   15,679,680
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      185,421       2,275,467      161,056       1,831,157
------------------------------------------------------
Shares redeemed                                          (1,837,574)    (23,021,408)  (1,783,611)    (20,596,933)
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from Trust Share
     transactions                                          (386,632) ($   4,938,227)    (260,008) ($   3,086,096)
------------------------------------------------------  -----------  --------------  -----------  --------------
          Net change resulting from Fund share
          transactions                                     (718,678) ($   9,155,531)    (889,063) ($  10,331,232)
------------------------------------------------------  -----------  --------------  -----------  --------------

                                                                                             STRATEGIC INCOME
                                                                                                YEAR ENDED
                                                                                               NOVEMBER 30,
                                                                                             1996        1995*
Shares sold                                                                                 6,987,337   4,687,046
----------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                            178,887      72,542
----------------------------------------------------------------------------------------
Shares redeemed                                                                            (1,133,224)   (245,990)
----------------------------------------------------------------------------------------  -----------  ----------
     Net change resulting from Fund share transactions                                      6,033,000   4,513,598
----------------------------------------------------------------------------------------  -----------  ----------

*For the period from December 12, 1994 (date of initial public investment) to November 30, 1995.



STAR FUNDS
--------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                                             INCOME FUND
                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996         1995
Shares sold                                                                              6,580,878    4,813,482
-------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         316,007      310,088
-------------------------------------------------------------------------------------
Shares redeemed                                                                         (3,751,557)  (3,651,974)
-------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from Fund share transactions                                   3,145,328    1,471,596
-------------------------------------------------------------------------------------  -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

FUND                                      ANNUAL RATE
Capital Appreciation Fund                      0.95%
Growth Equity Fund                             0.75%
Relative Value Fund                            0.75%
Stellar Fund                                   0.95%
Strategic Income Fund                          0.95%
U.S. Government Income Fund                    0.60%


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides each Fund with certain administrative personnel and services for which it receives a fee. The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' investment shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the investment shares annually, to compensate FSC. Currently, only the Stellar Fund is accruing and paying 12b-1 fees. The other Star Funds will not accrue or pay any distribution expenses pursuant to the Plan until a second class of shares has been registered with the Securities and Exchange Commission.

SHAREHOLDER SERVICES FEE--Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholder and to maintain shareholder accounts. Star Bank N.A. can modify or terminate this limitation at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank, N.A., is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Funds' effective date.


STAR FUNDS
--------------------------------------------------------------------------------

                                                                 EXPENSES OF        AMOUNTS REIMBURSED TO
                                                                  ORGANIZING       FAS FOR THE YEAR ENDED
                                           EFFECTIVE DATE          THE FUND           NOVEMBER 30, 1996
Capital Appreciation Fund                         May 16, 1994    $   30,000                  4,256
Growth Equity Fund                           November 14, 1994        30,000                  4,702
Stellar Fund                                     July 31, 1991        23,641                  3,323
Strategic Income Fund                        November 14, 1994        30,000                  4,132
U.S. Government Income Fund                  November 23, 1992        25,000                  8,779


Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1996, were as follows:

                                         PURCHASES         SALES
Capital Appreciation Fund              $  131,839,272  $  115,781,437
Growth Equity Fund                         80,766,513      56,152,576
Relative Value Fund                        64,771,001      25,446,769
Stellar Fund                               70,407,953      65,803,463
Strategic Income Fund                     200,760,028     140,910,036
U.S. Government Income Fund               213,723,918     178,697,585


(6) CONCENTRATION OF CREDIT RISK

The Stellar Fund and Strategic Income Fund invest in equity and fixed income securities of non-U.S. issuers. Although, these funds maintain a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1996, the International Securities held in the Stellar Fund Portfolio and Strategic Income Fund Portfolio were diversified within the following industries:

                                             STELLAR FUND         STRATEGIC INCOME FUND
Basic industry                                      0.90%                    1.60%
Capital goods                                       5.88%                  --
Closed-end investment companies                     1.67%                    2.60%
Consumer cyclicals                                  2.55%                  --
Consumer staples                                    1.13%                  --
Energy                                              4.51%                  --
Finance                                             1.06%                  --
Health care                                         1.18%                  --
Miscellaneous                                       2.34%                    1.60%
Mutual Funds                                      --                         0.50%
Oil                                               --                         1.90%
Utilities                                           1.97%                  --



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of STAR FUNDS
(Star Capital Appreciation Fund, Star Growth Equity Fund, Star Relative Value Fund, The Stellar Fund, Star Strategic Income Fund and Star U.S. Government Income Fund):

We have audited the accompanying statements of assets and liabilities of Star Capital Appreciation Fund, Star Growth Equity Fund, Star Relative Value Fund, The Stellar Fund, Star Strategic Income Fund and Star U.S. Government Income Fund (investment portfolios of Star Funds, a Massachusetts business trust), including the schedules of portfolio investments, as of November 30, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Star Capital Appreciation Fund, Star Growth Equity Fund, Star Relative Value Fund, The Stellar Fund, Star Strategic Income Fund and Star U.S. Government Income Fund (investment portfolios of Star Funds) as of November 30, 1996, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania,
January 10, 1997

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Thomas L. Conlan, Jr.                                     Edward C. Gonzales
Edward C. Gonzales                                        President and Treasurer
Dr. Alfred Gottschalk                                     Joseph S. Machi
Dr. Robert J. Hill                                        Vice President and Assistant Treasurer
William H. Zimmer III                                     C. Grant Anderson
                                                          Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




---------------------------------
        STAR BANK, N.A.
      INVESTMENT ADVISER
---------------------------------
   FEDERATED SECURITIES CORP.
         DISTRIBUTOR
---------------------------------


CUSIP 854911500
CUSIP 854911880
CUSIP 854911708
CUSIP 854911609
CUSIP 854911401
CUSIP 854911864
CUSIP 854911807

G00446-02 (1/97)
4806TR




                               STAR FUNDS
                              APPENDICIES



A. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. S&P Midcap 400 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and in S&P Midcap 400 Index for period from June13, 1994 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from June13, 1994 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to S&P Midcap 400 Index. The ending values are $12,393 and $15,664, respectively.

B. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. S&P 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and in S&P 500 Index for period from December 12, 1994 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from December 12, 1994 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to S&P 500 Index. The ending values are $16,049 and $17,516, respectively.

C. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. S&P 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and in S&P 500 Index for period from June 4, 1991 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment.
The "x" axis reflects computation periods in yearly increments from June 4, 1991 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to S&P 500 Index. The ending values are $20,688 and $22,561, respectively.

D. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. S&P 500 /Lehman Government Corporate Total Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and . S&P 500 /Lehman Government Corporate Total Index for period from April 6, 1994 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from April 6, 1994 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to . S&P 500 /Lehman Government Corporate Total Index. The ending values are $13,316 and $15,027, respectively.

E. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. S&P 500 /Lehman Government Corporate Total Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and . S&P 500 /Lehman Government Corporate Total Index for period from October 18, 1991 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from October 18, 1991 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to S&P 500 /Lehman Government Corporate Total Index. The ending values are $15,461 and $18,473, respectively.

F. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. Lehman Government/Corporate Total Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and Lehman Government/Corporate Total Index for period from December 12,1994 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from December 12,1994 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared Lehman Government/Corporate Total Index. The ending values are $11,600 and $12,490, respectively.

G. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. Lehman Government/Corporate Total Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Fund and Lehman Government/Corporate Total Index for period from January 5, 1993 (start of performance) to November 30, 1996. The "y" axis reflects the cost of investment. The "x" axis reflects computation periods in yearly increments from January 5, 1993 (start of performance) to November 30, 1996. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared Lehman Government/Corporate Total Index. The ending values are $12,038 and $13,297, respectively.